As filed with the U.S. Securities and Exchange Commission on October 16, 2009

Securities Act File No. 33-28844
Investment Company Act File No. 811-05812

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 28
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 36
(Check appropriate box or boxes.)

Legg Mason Partners Premium Money Market Trust
(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York	10041
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel
Legg Mason Partners Premium Money Market Trust
100 First Stamford Place
Stamford, Connecticut
(Name and Address of Agent for Service)

COPY TO:
Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on the 60th day following the date of this filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended.

PROSPECTUS / DECEMBER [ ], 2009

Western Asset / CitiSM Institutional Cash Reserves

Class S Shares

Western Asset / CitiSM Premium Liquid Reserves

Western Asset / CitiSM Premium U.S. Treasury Reserves
Fund	Class	Ticker Symbol

Western Asset / CitiSM Institutional Cash Reserves	S	CFSXX

Western Asset / CitiSM Premium Liquid Reserves	A	CIPXX

Western Asset / CitiSM Premium U.S. Treasury Reserves	A	CIMXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the funds’ investment manager, are not affiliated with Citigroup. Investments in the funds are not bank deposits or obligations of Citigroup.

Western Asset / Citi Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The table below describes the fees and expenses that you may pay if you buy and hold Class S shares of the fund.

SHAREHOLDER FEES (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.20%
Distribution and service (12b-1) fees	0.25%
Other expenses	%
Total annual fund operating expenses[1]	%
Waiver of fees and/or expense reimbursement (subject to recapture)[2]	%
Total annual fund operating expenses after waiver of fees and/or expense reimbursement (subject to recapture)	0.45%

[1]	“Total annual fund operating expenses” does not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009.

[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed the amount shown in “Total annual fund operating expenses after waiver of fees and/or expense reimbursement (subject to recapture)” above. This arrangement is expected to continue until December [     ], 2010, may be terminated prior to that date only by agreement of the manager and the Board of Trustees and may be terminated at any time after that date by the manager. The arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived or reimbursed to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding this limit.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

NUMBER OF YEARS YOU OWN YOUR SHARES
	1 YEAR	3 YEARS	5 YEARS	10 YEARS

Class S	$	$	$	$

The fund invests in securities through an underlying fund: Prime Cash Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar denominated short-term debt securities that, at the time of purchase, are rated in the highest short-term rating category or, if unrated, are deemed by the subadviser to be of equivalent quality.

2  |  Citi Premium Reserves

The fund may invest in all types of money market instruments, including obligations of U.S. and non-U.S. banks and other U.S. and foreign private issuers, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued by all types of issuers, including U.S. and foreign private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or may be issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Western Asset/Citi Institutional Cash Reserves was formerly known as Citi Institutional Cash Reserves.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

•

Market and interest rate risk: There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets.

•

Credit risk: An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

•

Yield risk: The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

•

Risk of increase in expenses: Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee waiver is changed or terminated.

•	Structured securities risk: Structured securities may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

•

Risks associated with concentration in the banking industry: The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

•

Foreign securities risk: Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

•

Portfolio selection risk: The portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security or sector, or about interest rates generally, may be incorrect.

•

Redemption risk: The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price.

Citi Premium Reserves  |  3

These and other risks are discussed in more detail later in this Prospectus or in the SAI.

Please note there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its objective.

Performance

The following bar chart and table provide some indication of the risks of investing in Class S shares of the fund. The bar chart shows changes in the fund’s performance from year to year for Class S shares. The table shows the average annual total returns of Class S shares. Performance reflects any fee waivers or expense reimbursements in effect during the relevant periods. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance.aspx (click on the name of the fund), or by calling Institutional Shareholder Services at 1-800-331-1792.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

TOTAL RETURN FOR WESTERN ASSET/CITI INSTITUTIONAL CASH RESERVES–CLASS S SHARES

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest:   % in [   ] quarter [   ]; Lowest:   % in [   ] quarter [   ]

Year to date:   % (through [   ] quarter [   ])

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2008)
	1 YEAR	5 YEARS	SINCE INCEPTION	INCEPTION DATE

Class S Shares	%	%	%	10/06/1999

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions. Purchases are generally effective upon receipt of immediately available funds.

4  |  Citi Premium Reserves

The fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

In general, you may redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions. The fund normally closes for business at 5:00 p.m. (Eastern time), but may close earlier under certain circumstances. The fund closes for business at 1:00 p.m. (Eastern time) on days when the New York Stock Exchange closes early on a business day prior to or after a national holiday. You should contact your financial intermediary, or, if you hold your shares through the fund, you should contact the fund by phone (Institutional Shareholder Services at 1-800-625-4554) or by mail (Western Asset /Citi Funds, c/o Boston Financial Data Services, P.O. Box 55083, Boston, MA 02205).

Redemption proceeds are normally sent on the business day your order is received, but could take longer.

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is in an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Citi Premium Reserves  |  5

Western Asset / Citi Premium Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and service (12b-1) fees	0.10%
Other expenses	%
Total annual fund operating expenses[1]	%
Waiver of fees and/or expense reimbursement (subject to recapture) [2]	%
Total annual fund operating expenses after waiver of fees and/or expense reimbursement (subject to recapture)	0.40%

[1]	“Total annual fund operating expenses’’ does not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009.

[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed the amount shown in “Total annual fund operating expenses after waiver of fees and/or expense reimbursement (subject to recapture)” above. This arrangement is expected to continue until December [ ], 2010, may be terminated prior to that date only by agreement of the manager and the Board of Trustees and may be terminated at any time after that date by the manager. The arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived or reimbursed to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding this limit.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

NUMBER OF YEARS YOU OWN YOUR SHARES
	1 YEAR	3 YEARS	5 YEARS	10 YEARS

Western Asset / Citi Premium Liquid Reserves	$	$	$	$

The fund invests in securities through an underlying fund: Liquid Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of Liquid Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests in high quality, U.S. dollar denominated short-term debt securities that, at the time of purchase, are rated in the highest short-term rating category or, if unrated, are deemed by the subadviser to be of equivalent quality.

6  |  Citi Premium Reserves

The fund may invest in all types of money market instruments, including obligations of U.S. and non-U.S. banks and other U.S. and foreign private issuers, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued by all types of issuers, including U.S. and foreign private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or may be issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Western Asset/Citi Premium Liquid Reserves was formerly known as Citi Premium Liquid Reserves.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

•

Market and interest rate risk: There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets.

•

Credit risk: An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

•

Yield risk: The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

•

Risk of increase in expenses: Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee waiver is changed or terminated.

•	Structured securities risk: Structured securities may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

•

Risks associated with concentration in the banking industry: The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

•

Foreign securities risk: Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

•

Portfolio selection risk: The portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security or sector, or about interest rates generally, may be incorrect.

•

Redemption risk: The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price.

Citi Premium Reserves  |  7

These and other risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Please note there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its objective.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund. Performance reflects any fee waivers or expense reimbursements in effect during the relevant periods. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance.aspx (click on the name of the fund), or by calling Institutional Shareholder Services at 1-800-331-1792.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

TOTAL RETURN FOR WESTERN ASSET/CITI PREMIUM LIQUID RESERVES

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest:     % in [   ] quarter [   ]; Lowest:     % in [   ] quarter [   ]

Year to date:     % (through [   ] quarter [   ])

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2008)
	1 YEAR	5 YEARS	10 YEARS

Western Asset / Citi Premium Liquid Reserves	%	%	%

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions. Purchases are generally effective upon receipt of immediately available funds.

The fund’s initial and subsequent investment minimums for Premium Shares generally are as follows:

8  |  Citi Premium Reserves

INVESTMENT MINIMUM INITIAL/ADDITIONAL INVESTMENTS
Financial institutions purchasing through the fund who are record owners on behalf of fiduciary, agency or custody accounts	$100,000/$50

Your financial intermediary may impose lower or higher investment minimums.

In general, you may redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions. The fund normally closes for business at 4:00 p.m. (Eastern time), but may close earlier under certain circumstances. The fund closes for business at 1:00 p.m. (Eastern time) on days when the New York Stock Exchange closes early on a business day prior to or after a national holiday. You should contact your financial intermediary, or, if you hold your shares through the fund, you should contact the fund by phone (Institutional Shareholder Services at 1-800-625-4554) or by mail (Western Asset /Citi Funds, c/o Boston Financial Data Services, P.O. Box 55083, Boston, MA 02205).
Redemption proceeds are normally sent on the business day your order is received, but could take longer.

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is in an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

Citi Premium Reserves  |  9

Western Asset / Citi Premium U.S. Treasury Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Fees and expenses of the fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and service (12b-1) fees	0.10%
Other expenses	%
Total annual fund operating expenses[1]	%
Waiver of fees and/or expense reimbursement (subject to recapture) [2]	%
Total annual fund operating expenses after waiver of fees and/or expense reimbursement (subject to recapture)	0.45%

[1]	“Total annual fund operating expenses’’ does not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009.

[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed the amount shown in “Total annual fund operating expenses after waiver of fees and/or expense reimbursement (subject to recapture)” above. This arrangement is expected to continue until December [ ], 2010, may be terminated prior to that date only by agreement of the manager and the Board of Trustees and may be terminated at any time after that date by the manager. The arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived or reimbursed to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the fund’s total annual operating expenses exceeding this limit.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

NUMBER OF YEARS YOU OWN YOUR SHARES
	1 YEAR	3 YEARS	5 YEARS	10 YEARS

Western Asset / Citi Premium U.S. Treasury	$	$	$	$

The fund invests in securities through an underlying fund: U.S. Treasury Reserves Portfolio. The information above reflects the direct expenses of the fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

Principal investment strategies

The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. The fund will not enter into repurchase agreements. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

10  |  Citi Premium Reserves

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

Western Asset/Citi Premium U.S. Treasury Reserves was formerly known as Citi Premium U.S. Treasury Reserves.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

•

Market and interest rate risk: There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets.

•

Yield risk: The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

•

Risk of increase in expenses: Your actual costs of investing in the fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee waiver is changed or terminated.

•

Redemption risk: The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price.

These and other risks are discussed in more detail later in this Prospectus or in the SAI.

Please note there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its objective.

Citi Premium Reserves   |  11

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund. Performance reflects any fee waivers or expense reimbursements in effect during the relevant periods. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance.aspx (click on the name of the fund), or by calling Institutional Shareholder Services at 1-800-331-1792.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

TOTAL RETURN FOR WESTERN ASSET/CITI PREMIUM U.S. TREASURY RESERVES

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest:    % in [   ] quarter [   ]; Lowest:     % in [   ] quarter [   ]

Year to date:     % (through [   ] quarter [   ])

AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2008)
	1 YEAR	5 YEARS	10 YEARS

Western Asset / Citi Premium U.S. Treasury	%	%	%

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions. Purchases are generally effective upon receipt of immediately available funds.

The fund’s initial and subsequent investment minimums for Premium Shares generally are as follows:

INVESTMENT MINIMUM INITIAL/ADDITIONAL INVESTMENTS
Financial institutions purchasing through the fund who are record owners on behalf of fiduciary, agency or custody accounts	$100,000/$50

Your financial intermediary may impose lower or higher investment minimums.

In general, you may redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions. The fund normally closes for business at 2:00 p.m. (Eastern time), but may close earlier under certain circumstances. When the Securities Industry and Financial Markets Association recommends an early close to the bond markets on a business day prior to a day on which a national holiday is celebrated, the fund will calculate its NAV at 12:00 noon (Eastern time) on that day. You should contact your financial intermediary, or, if you hold your shares through the fund, you should contact the fund by phone (Institutional Shareholder Services at 1-800-625-4554) or by mail (Western Asset /Citi Funds, c/o Boston Financial Data Services, P.O. Box 55083, Boston, MA 02205).

Redemption proceeds are normally sent on the business day your order is received, but could take longer.

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Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is in an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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More on the funds’ investment strategies, investments and risks

Each fund described in this Prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The investment objective of each of Western Asset/Citi Institutional Cash Reserves’ (“Institutional Cash Reserves”) and Western Asset/Citi Premium Liquid Reserves (“Premium Liquid Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset/Citi Premium U.S. Treasury Reserves’ (“Premium U.S. Treasury Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Each fund’s investment objective and strategies may be changed without shareholder approval.

Minimum credit quality

Institutional Cash Reserves and Premium Liquid Reserves each invests in securities that, at the time of purchase, are rated in the highest short-term rating category, or if unrated, are deemed by the subadviser to be of equivalent quality. If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, the fund’s subadviser or the Board of Trustees (the “Board”) (where required by applicable regulations) will decide whether the security should be held or sold.

Maximum maturity

Each fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. Premium Liquid Reserves maintains a dollar-weighted average portfolio maturity of 90 days or less. Each of Institutional Cash Reserves and Premium U.S. Treasury Reserves is permitted to maintain a weighted average maturity of up to 90 days, although under normal conditions, each fund will maintain a shorter maturity. If, after purchase, the maturity on a security is extended, a fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities (which are backed by pools of mortgages, loans or accounts receivable such as car installment or credit card receivables) and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days. It is typically issued by structured investment vehicles or other conduits. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed-upon interest rate.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. They include Treasury bills, with maturities from 90 days to 360 days, which are typically sold at a discount, as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years, and pay interest semi-annually, while bonds have a maturity of over ten years. Because U.S. Treasury obligations are considered to have very low risk, they typically offer lower interest rates than other obligations. U.S. Treasury Reserves invests exclusively in U.S. Treasury obligations.

Other government obligations

U.S. government obligations are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis

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or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments – each fund other than Premium U.S. Treasury Reserves

Each fund other than Premium U.S. Treasury Reserves may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Mortgage-backed and asset-backed securities – each fund other than Premium U.S. Treasury Reserves

Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. In the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities and small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets.

Municipal securities – each fund other than Premium U.S. Treasury Reserves

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other qualifying governmental issuers (such as Puerto Rico, the Virgin Islands and Guam) or other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Bond anticipation notes are issued with the expectation

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that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration – each fund other than Premium U.S. Treasury Reserves

Each fund other than Premium U.S. Treasury Reserves may invest more than 25% of its assets in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks.

When-issued securities, delayed delivery and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although not intended to be used for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Defensive investing

Premium U.S. Treasury Reserves may invest only in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. In the event of unusual circumstances when direct U.S. Treasury obligations are not available for purchase, or when the subadviser deems it appropriate, including during periods when the interest rate on newly-issued U.S Treasury securities is extremely low, or where no interest is paid at all, the fund may hold cash uninvested with respect to some of its assets for a period of time.

Each fund may hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund would not earn income on those assets and the fund’s yield would go down. If a fund takes a temporary defensive position, it would be more difficult for the fund to achieve its objective.

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the portfolio managers use a “top-down” approach. When using a “top-down” approach, the portfolio managers:

•	Review broad economic factors and market conditions, such as prevailing and anticipated interest rates

•	On the basis of those factors and conditions, select optimal interest rates and maturities and choose certain sectors or industries within the overall market

•	Analyze individual issuers within those sectors or industries to select securities for the investment portfolio

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Since the funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The portfolio managers may sell a security before maturity when it is necessary to do so to meet redemption requests. The portfolio managers may also sell a security if the portfolio managers believe the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the portfolio managers’ expectations concerning interest rates), or when the portfolio managers believe there is superior value in other market sectors or industries.

$1.00 net asset value

In order to maintain a $1.00 per share net asset value, a fund could reduce the number of its outstanding shares. For example, a fund could do this if there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. If this happens, you will own fewer shares and lose money. By investing in a fund, you agree to this reduction should it become necessary.

Investment structure

The funds do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each fund in this Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Trustees believe it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than some or all of the funds contained in this prospectus.

More on risks of investing in the fund

•

Market and interest rate risk: A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets or other market events could cause the value of your investment in a fund, or its yield, to decline. The recent financial crisis has had a significant adverse effect on the financial markets.

•

Credit risk: Institutional Cash Reserves and Premium Liquid Reserves each invests exclusively in securities that are rated, when the fund buys them, in the highest short-term rating category or, if unrated, are, in the subadviser’s opinion, of comparable quality. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund or a counterparty to a financial contract with a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in a fund could decline significantly, particularly in certain market environments.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the portfolio managers believe that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not otherwise purchase (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. In addition, a fund may incur expenses to protect the fund’s interest in securities experiencing these events. Any of these events may cause you to lose money.

•

Yield risk: Each fund invests in short-term money market instruments. As a result, the amount of income paid to you by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, a fund may be unable to maintain its $1 share price.

•

Risk of increase in expenses: Your actual costs of investing in a fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee waiver is changed or terminated.

•

Structured securities risk: The value of a structured security in which Premium Liquid Reserves andInstitutional Cash Reserves invest depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Investments in structured

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securities raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of a fund.

•

Risks associated with concentration in the banking industry: Each of Institutional Cash Reserves and Premium Liquid Reserves may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks, other financial institutions and other obligors for securities held by the fund. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign securities risk.

•

Foreign securities risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by a fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets may also offer less protection to investors, such as a fund.

•

Portfolio selection risk: The portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security or sector, or about interest rates generally, may be incorrect.

•

Redemption risk: A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil when a fund may experience unusually large or frequent redemptions. The redemption by one or more large shareholders of their holdings in a fund could cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the funds’ manager and its affiliates are under no obligation to provide financial support to a fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in a fund with the expectation that any such action will be taken.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks you will assume.

Portfolio holdings

The funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities are described in the SAI.

For more information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors, select “Money Market” and click on the name of the fund in the dropdown menu.

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Management

Manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. As of      , 2009, LMPFA’s total assets under management were approximately $      billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of      , 2009, the total assets under management of Western Asset and its supervised affiliates were approximately $      billion.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of      , 2009, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $      billion.

Management fee

Each of Premium Liquid Reserves and Premium U.S. Treasury Reserves pays a management fee of 0.35% of the fund’s average daily net assets. Institutional Cash Reserves pays a management fee of 0.20% of the fund’s average daily net assets.

For the fiscal year ended August 31, 2009, each fund paid management fees equal to the following percentages of each fund’s respective average daily net assets for investment management services, after waivers and reimbursements:

FUND	FEE RATE
Institutional Cash Reserves	[ ]	%
Premium Liquid Reserves	[ ]	%
Premium U.S. Treasury Reserves	[ ]	%

A discussion regarding the basis for the Board’s approval of each fund’s current management agreement and subadvisory agreement is available in the funds’ Semi-Annual Report for the period ended February 29, 2009.

Distribution

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

The funds have adopted a shareholder services and distribution plan. Under the plan, each fund pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.10% (other than for Class S shares of Institutional Cash Reserves) and 0.25% for Class S shares of Institutional Cash Reserves. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds’ distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

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Buying shares

Shares of the funds are offered continuously and purchases may be made on any day the funds are open for business, as described under “Share price/Fund business days” below. The funds do not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Institutional Cash Reserves has authorized five classes of shares. Only Class S shares are offered through this Prospectus.

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisors, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”)

•	Directly from a fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of the funds on any day that the funds are open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

	•	Name of fund being bought

	•	Class of shares being bought
	•	Dollar amount or number of shares being bought
	•	Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open an account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.

Through a fund	Investors should contact Institutional Shareholder Services at 1-800-625-4554 to open an account and make arrangements to buy shares.

	•	Orders received by telephone after the time at which a fund calculates its net asset value on a day will not be processed and the investor must resubmit the order the following day

Effectiveness of purchase orders

Purchase orders for shares of a fund become effective after your order and the purchase price in federal funds or other immediately available funds are received in proper order by the fund. Orders must be received before the fund calculates its net asset value on a day (normally 5:00 p.m. (Eastern time) in the case of Institutional Cash Reserves, 4:00 p.m. (Eastern time) in the case of Premium Liquid Reserves or 2:00 p.m. (Eastern time) in the case of Premium U.S. Treasury Reserves that the fund is open for business. If received after the fund calculates its net asset value, your order (except for telephonic orders which must be resubmitted) will be effective on the following fund business day at the time the fund calculates its net asset value. If you pay by check, your order is effective when the check clears.

If you are purchasing shares by wiring federal funds, you must contact Institutional Shareholder Services at 1-800-625-4554 to arrange for the wiring of federal funds. If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

For more information, please call Institutional Shareholder Services] between 8:00 a.m. and 5:30 p.m. (Eastern time).

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Exchanging shares

Generally

You may exchange shares of each fund (other than shares of Institutional Cash Reserves) for shares of any other Western Asset/CitiFunds® money market fund on any day that both the fund and the fund into which you are exchanging shares are open for business.

You also may exchange shares of Premium Liquid Reserves and Premium U.S. Treasury Reserves for Premium shares of Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund on any day that both the fund and the fund into which you are exchanging shares are open for business.

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

• Remember that an exchange is a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share

• Always be sure to read the prospectus applicable to the fund into which you are exchanging shares

By telephone

You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with the fund, call Institutional Shareholder Services at 1-800-625-4554 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Telephone exchanges may be made only between accounts that have identical registrations, and may be made on any day the fund is open for business.

By mail	Contact your Service Agent or, if you hold shares directly with a fund, write to the fund at the following address:

Regular Mail:

Western Asset/Citi Funds c/o Boston Financial Data Services P.O. Box 55083 Boston, MA 02205

Express, Certified or Registered Mail:

Western Asset/Citi Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

For more information, please contact your Service Agent, Institutional Shareholder Services or consult the SAI.

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Redeeming shares

Generally

You may redeem shares of the fund on any day that the fund is open for business, as described under “Share price/Fund business day” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-800-625-4554 to redeem shares of the fund.

Redemption proceeds

For Institutional Cash Reserves Only: Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund calculates its net asset value on that business day (normally 5:00 p.m. (Eastern time).

For All Other Funds: If your request is received in good order by your Service Agent or the transfer agent prior to the time that a fund calculates its net asset value on any day the fund is open for business, your sale or redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the Securities and Exchange Commission (“SEC”).

The funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

If you have a brokerage account with a Service Agent, your sale or redemption proceeds will be sent by federal wire to your Service Agent. If you hold your shares through the fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and you may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

By mail	Contact your Service Agent, or if you hold your shares directly with a fund, write to the fund at the following address:

Regular Mail:

Western Asset/Citi Funds c/o Boston Financial Data Services P.O. Box 55083 Boston, MA 02205

Express, Certified or Registered Mail:

Western Asset/Citi Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Your written request must provide the following:

	•	The fund name, the class of shares being redeemed and your account number
	•	The dollar amount or number of shares being redeemed
	•	Signature of each owner exactly as the account is registered
	•	Signature guarantees, if applicable

By telephone

If your account application permits, you may be eligible redeem shares by telephone. Contact your Service Agent, or, if you hold your shares directly with the fund, call Institutional Shareholder Services at 1-800-625-4554 between 8:00 a.m. and 5:30 p.m. (Eastern time) for information.

Please have the following information ready when you place your redemption request:

	•	Name of fund being redeemed
	•	Class of shares being redeemed
	•	Account number

For more information, please contact your Service Agent or consult the SAI.

22  |  Citi Premium Reserves

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the fund

•	Your account number

•	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

•	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought, exchanged or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered

The funds generally will not permit non-resident aliens with a non-U.S. address to establish an account. U.S. citizens with an APO/FPO address or an address in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the funds. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the funds.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption or exchange orders by telephone. In that case, shareholders should consider using the funds’ other redemption and exchange procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or Institutional Shareholder Services will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the funds nor their agents will bear any liability for these transactions.

The funds have the right to:

•	Suspend the offering of shares

•	Reject any purchase or exchange order

•	Change, revoke or suspend the exchange privilege

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC

Signature guarantees

For Premium Liquid Reserves and Premium U.S. Treasury Reserves only: To be in good order, your redemption request must include a signature guarantee if you:

•	Are redeeming over $50,000

•	Are sending signed share certificates or stock powers to the transfer agent

•	Instruct the transfer agent to mail the check to an address different from the one on your account registration

•	Changed your account registration or your address within 30 days

•	Want the check paid to someone other than the account owner(s)

•	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Citi Premium Reserves  |  23

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/mandatory redemptions

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

Subject to applicable law, the funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or Institutional Shareholder Services or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds’ Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase the fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors (Institutional Cash Reserves only)

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

The fund has received an order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

24  |  Citi Premium Reserves

Dividends, distributions and taxes [To Be Updated]

Dividends

Each fund calculates its net income each business day when it calculates its net asset value and declares dividends for its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional fund shares.

Taxes

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Federal Taxation of Distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from a fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

State and Local Taxes: Generally, you will have to pay state or local taxes on fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: Each fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty by supplying the appropriate documentation required by a fund. For fund taxable years beginning before January 1, 2010, a fund will not withhold with respect to dividends designated as (a) interest-related dividends, to the extent such dividends are derived from the fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the fund’s “qualified short-term gain.” “Qualified net interest income” is a fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a fund for the taxable year over its net long-term capital loss, if any. Distributions received from a fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate certain IRS regulations. The backup withholding rate is currently 28%. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

Citi Premium Reserves  |  25

Share price/Fund business days

You may buy, exchange or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, the fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Institutional Cash Reserves normally closes for business and calculates its NAV at 5:00 p.m. (Eastern time). Premium Liquid Reserves normally closes for business and calculates its NAV at 4:00 p.m. (Eastern time). Premium U.S. Treasury Reserves normally closes for business and calculates its NAV at 2:00 p.m. (Eastern time). On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and calculate its NAV as of the time of its early close.

For Institutional Cash Reserves and Premium Liquid Reserves only: When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, the funds will close for business and calculate their NAV at such time the NYSE closes. For calendar year 2010, the NYSE will close early at 1:00 p.m. (Eastern time) on November 26, 2010.

For Premium U.S. Treasury Reserves only: When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, Premium U.S. Treasury Reserves will close for business and calculate its NAV at 12:00 noon (Eastern time) on that day. For calendar year 2010, SIFMA currently recommends an early close of the bond markets on April 1, 2010, May 28, 2010, November 26, 2010, December 23, 2010 and December 30, 2010, which schedule may be changed by SIFMA due to market conditions.

To determine whether a fund is open for business, please call the funds’ Service Desk at 1-800-625-4554 between 8:00 a.m. and 5:30 p.m. (Eastern time). You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agents to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

26  |  Citi Premium Reserves

Financial highlights

The financial highlights tables are intended to help you understand the performance of fund shares for the past five years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the funds’ and the predecessor funds’ financial statements, which have been audited by               , independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in each fund’s annual report (available upon request). The financial information shown below for periods prior to April 16, 2007 is that of each fund’s predecessor.

For a share of each class of beneficial interest outstanding throughout each year ended August 31st:

WESTERN ASSET/CITI INSTITUTIONAL CASH RESERVES–CLASS S SHARES

	2009	2008	2007	2006	2005

NET ASSET VALUE, BEGINNING OF YEAR		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:

Net investment income		0.036	0.050	0.042	0.023

Net realized gain (loss)		0.000 [1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total income from operations		0.036	0.050	0.042	0.023

Less distributions from:

Net investment income		(0.036)	(0.050)	(0.042)	(0.023)

Total distributions		(0.036)	(0.050)	(0.042)	(0.023)

NET ASSET VALUE, END OF YEAR		$1.000	$1.000	$1.000	$1.000

Total return[2]		3.66%	5.14%	4.32%	2.29%

NET ASSETS, END OF YEAR (millions)		$471	$463	$380	$482

Ratios to average net assets:

Gross expenses[3]		0.47%	0.47%[4]	0.49%	0.49%

Net expenses[3,5,6]		0.30	0.35 [4]	0.35	0.35

Net investment income		3.61	5.02	4.16	2.29

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the fund during the period. Without these fees, the gross and net expense ratios would have been 0.46% and 0.35%, respectively.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class S shares will not exceed 0.35%.

[6]	Reflects fee waivers and/or expense reimbursements.

Citi Premium Reserves  |  27

For a share of each class of beneficial interest outstanding throughout each year ended August 31st:

WESTERN ASSET/CITI PREMIUM LIQUID RESERVES

	2009	2008	2007	2006	2005

NET ASSET VALUE, BEGINNING OF YEAR		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:

Net investment income		0.036	0.050	0.041	0.022

Net realized and unrealized gain (loss)[1]		(0.000)	0.000	(0.000)	0.000

Total income from operations		0.036	0.050	0.041	0.022

Less distributions from:

Net investment income		(0.036)	(0.050)	(0.041)	(0.022)

Net realized gains		—	—	—	(0.000)[1]

Total Distributions		(0.036)	(0.050)	(0.041)	(0.022)

NET ASSET VALUE, END OF YEAR		$1.000	$1.000	$1.000	$1.000

Total return[2]		3.70%[3]	5.09%	4.21%	2.25%

NET ASSETS, END OF YEAR (millions)		$544	$494	$518	$501

Ratios to average net assets:

Gross expenses[4]		0.50%	0.51%[5]	0.54%	0.52%

Net expenses[4,6,7]		0.38	0.39 [5]	0.39	0.40

Net investment income		3.74	4.97	4.13	2.10

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	If Liquid Reserves Portfolio had not entered into the Letter and Capital Support Agreements, the total return would have been lower.

[4]	Includes the fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.40%.

[7]	Reflects fee waivers and/or expense reimbursements.

28  |  Citi Premium Reserves

For a share of each class of beneficial interest outstanding throughout each year ended August 31st:

WESTERN ASSET/CITI PREMIUM U.S. TREASURY RESERVES

	2009	2008	2007	2006	2005

NET ASSET VALUE, BEGINNING OF YEAR		$1.000	$1.000	$1.000	$1.000

Income from operations:

Net investment income		0.022	0.045	0.038	0.019

Net realized gain[1]		0.000	0.000	0.000	0.000

Total income from operations		0.022	0.045	0.038	0.019

Less distributions from:

Net investment income		(0.022)	(0.045)	(0.038)	(0.019)

Net realized gains[1]		(0.000)	(0.000)	(0.000)	(0.000)

Total distributions		(0.022)	(0.045)	(0.038)	(0.019)

NET ASSET VALUE, END OF YEAR		$1.000	$1.000	$1.000	$1.000

Total return[2]		2.23%	4.60%	3.85%	1.90%

NET ASSETS, END OF YEAR (000s)		$209,163	$203,974	$215,707	$384,003

Ratios to average net assets:

Gross expenses[3]		0.53%	0.55%[4]	0.53%	0.53%

Net expenses[3,5,6]		0.45	0.45 [4]	0.45	0.45

Net investment income		2.05	4.50	3.70	1.83

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.44%, respectively.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.45%.

Citi Premium Reserves  |  29

Legg Mason Funds Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone and through our websites;

•	Information about your transactions with us, our affiliates or others (such as your purchases, sales or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus]

Western Asset / CitiSM Institutional Cash Reserves Class S Shares Western Asset / CitiSM Premium Liquid Reserves Western Asset / CitiSM Premium U.S. Treasury Reserves

You may visit the funds’ website at http://www.leggmason.com/individualinvestors for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about each fund’s investments is available in the funds’ Annual and Semi-Annual Reports to shareholders. In the funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling Institutional Shareholder Services at 1-800-625-4554, or by writing to the fund at 55 Water Street, New York, New York 10041.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act
file no. 811-5812)
FD 12/09

DECEMBER [   ], 2009

STATEMENT OF ADDITIONAL INFORMATION

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET/CITISM PREMIUM LIQUID RESERVES
Class A (CIPXX)

WESTERN ASSET/CITISM PREMIUM U.S. TREASURY RESERVES
Class A (CIMXX)

55 Water Street
New York, New York 10041
Institutional Shareholder Services: 1-800-625-4554

          This Statement of Additional Information (this “SAI”) is not a prospectus and is meant to be read in conjunction with the Prospectus for Western Asset/Citi Premium Liquid Reserves (“Liquid Reserves”) and Western Asset/Citi Premium U.S. Treasury Reserves (“U.S. Treasury Reserves” and, along with Liquid Reserves, the “funds”), dated December [ ], 2009, as amended or supplemented from time to time, and is incorporated by reference in its entirety into such Prospectus.

          As part of a number of initiatives launched in 2006 to restructure and streamline the Legg Mason Partners fund complex, each of the funds assumed the assets and liabilities of a predecessor fund effective April 16, 2007. Each fund is a series of Legg Mason Partners Premium Money Market Trust (the “Trust”), a Maryland business trust. Certain historical information with respect to a fund contained in this SAI for periods prior to April 16, 2007 is that of a fund’s predecessor. Prior to October 5, 2009, Liquid Reserves and U.S. Treasury Reserves were known as Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, respectively.

          Additional information about each fund’s investments is available in the funds’ annual and semi-annual reports to shareholders. The annual reports contain financial statements that are incorporated herein by reference. The funds’ Prospectus and copies of these reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the funds’ distributor to sell shares of the applicable fund (each called a “Service Agent”), by writing or calling the Trust at the address or telephone number set forth above, by sending an e-mail request to prospectus@leggmason.com, or by visiting the funds’ website at http://www.leggmason.com/individualinvestors. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the sole and exclusive distributor for each fund.

          FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MASTER/FEEDER STRUCTURE

          Liquid Reserves and U.S. Treasury Reserves utilize a master/feeder structure by investing all of their investable assets in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Each of Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio is a diversified, open-end management investment company. Each portfolio has the same investment objectives and policies as its corresponding fund.

          The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves and U.S. Treasury Reserves and their corresponding portfolios will be less than or approximately equal to the expenses that each fund would incur if the assets of the fund were invested directly in the types of securities held by its portfolio. Each fund may withdraw its investment in its portfolio at any time, and will do so if the fund’s Trustees believe it to be in the best interest of the fund’s shareholders. If a fund were to withdraw its investment in its portfolio, the fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a fund were to withdraw, the fund could receive securities from the portfolio instead of cash, causing the fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

          Each portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a portfolio will notify its corresponding fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a fund to withdraw its investment in its portfolio.

          The portfolios, as series of a Maryland business trust, are not required to hold and have no intention of holding annual meetings of investors. However, when a portfolio is required to do so by law, or in the judgment of its Trustees it is necessary or desirable to do so, the portfolio will submit matters to its investors for a vote. When a fund is asked to vote on matters concerning its corresponding portfolio (other than a vote to continue the portfolio following the withdrawal of an investor), the fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the fund could be outvoted, or otherwise adversely affected, by other investors in the portfolio.

          The portfolios may sell interests to investors in addition to the funds. These investors may be funds which offer shares to their shareholders with different costs and expenses than the funds. Therefore, the investment returns for all investors in funds investing in a portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

          Each portfolio is open for business on each day that its corresponding fund is open for business as set forth in the funds’ Prospectus. Each portfolio determines its net asset value at the same time on each business day as its corresponding fund (typically 4:00 p.m. (Eastern time) in the case of Liquid Reserves Portfolio or 2:00 p.m. (Eastern time) in the case of U.S. Treasury Reserves Portfolio), but subject to certain exceptions as set forth in the fund’s Prospectus. A fund may add to or reduce its investment in the portfolio on each business day. At 4:00 p.m. (Eastern time) for Liquid Reserves Portfolio and 2:00 p.m. (Eastern time) for U.S. Treasury Reserves Portfolio, on each such business day, the value of each investor’s interest in the portfolio is determined by multiplying the net asset value of the portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in the portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor’s percentage of the aggregate beneficial interests in the portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the portfolio as of 4:00 p.m. (Eastern time) for Liquid Reserves Portfolio and 2:00 p.m. (Eastern time) for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the portfolio as of 4:00 p.m. (Eastern time) for Liquid Reserves Portfolio and 2:00 p.m. (Eastern time) for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the portfolio by all investors in the portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the portfolio as of 4:00 p.m. (Eastern time) for Liquid Reserves Portfolio and 2:00 p.m. (Eastern time) for U.S. Treasury Reserves Portfolio, on the following business day of the portfolio.

          Information about other holders of interests in the portfolios is available from LMIS.

          Liquid Reserves and U.S. Treasury Reserves may, in the future, convert to a fund of funds structure. In a fund of funds structure, the funds invest all or a portion of their assets in multiple investment companies.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
AND CERTAIN INVESTMENT LIMITATIONS

          Each of Liquid Reserves and U.S. Treasury Reserves is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

          The funds’ Prospectus discusses each fund’s investment objective and strategies. The following discussion supplements the description of each fund’s investment strategies in the Prospectus.

Investment Objectives

          Liquid Reserves. The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

          U.S. Treasury Reserves. The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

          The investment objective of each fund may be changed without approval by that fund’s shareholders.

Principal Investment Strategies

          The following summarizes the principal investment strategies and certain investment limitations of each of the funds.

          The Trust seeks to achieve the investment objectives of Liquid Reserves and U.S. Treasury Reserves by investing all of its investable assets in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Each portfolio has the same investment objectives and policies as its corresponding fund.

          Since the investment characteristics of Liquid Reserves and U.S. Treasury Reserves will correspond directly to those of the portfolios in which they invest, the following applies to both the funds and the portfolios, as applicable. A fund may withdraw its investment from its corresponding portfolio at any time, if the Trust’s Board of Trustees (the “Board”) determines that it is in the best interests of the fund to do so. If a fund were to then invest directly in securities, the fund’s assets would be invested in accordance with the applicable investment policies described below.

          Liquid Reserves

          Minimum credit quality. The fund invests in securities that, at the time of purchase, are rated in the highest short-term rating category, or if unrated, are deemed by the subadviser to be of equivalent quality. If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

          Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

          The fund may invest in all types of money market instruments, including obligations of U.S. and non-U.S. banks and other U.S. and foreign private issuers, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued by all types of issuers, including U.S. and foreign private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or may be issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. These securities may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. The fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

          The fund may invest more than 25% of its assets in obligations of U.S. banks, and up to 25% of its assets in dollar-denominated obligations of non-U.S. banks. These include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

          The fund limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The fund may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the fund at no time owns certificates of deposit with a principal amount in excess of the amount that is fully insured by FDIC insurance of any one of those issuers.

          The fund limits its investments in “non-U.S. bank obligations” to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks that meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the subadviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the fund. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation. The fund also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden, Spain, Ireland and Austria), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The fund does not purchase any bank obligation of any affiliate of the subadviser.

          The fund limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden, Spain, Ireland and Austria), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in connection with the purchase of non-U.S. bank obligations.

          The fund does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the fund’s investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the fund’s investments, the effect may be to reduce the income received by the fund on such investments or to prevent the fund from receiving any value in U.S. dollars from its investment in non-U.S. securities.

          The approval of the fund’s shareholders would not be required to change the fund’s investment objectives or any of its investment policies. Likewise, the approval of the investors in the portfolio would not be required to change the portfolio’s investment objectives or any of its investment policies.

          U.S. Treasury Reserves

          Maximum maturity. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund is permitted to maintain a weighted average maturity of up to 90 days, although under normal conditions, the fund will maintain a shorter maturity. If, after purchase, the maturity on a security is extended, the fund’s subadviser or the Board (where required by applicable regulations) will decide whether the security should be held or sold.

          The fund is a money market fund which invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

          The fund will not enter into repurchase agreements.

          The approval of the fund’s shareholders would not be required to change the fund’s investment objectives or any of its investment policies. Likewise, the approval of the investors in the portfolio would not be required to change the portfolio’s investment objectives or any of its investment policies. If, however, either the fund or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, the fund would give written notice to its shareholders at least 60 days prior to implementing the change.

SUPPLEMENTAL INFORMATION REGARDING INVESTMENT PRACTICES AND RISK FACTORS

          The funds’ and the portfolios’ principal investment strategies are summarized above. The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by the funds and the portfolios. Throughout this section, references to a fund apply to and correspond to the fund’s corresponding portfolio. To the extent permitted by law and a fund’s investment policies, a fund may engage in the practices described below.

Asset-Backed Commercial Paper and Other Asset-Backed Securities (Liquid Reserves only)

          The funds may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables (“CARS”), and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of a fund, since the fund may be forced to reinvest any pre-paid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

          The funds may purchase commercial paper, including asset-backed commercial paper (“ABCP”). ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to the fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

          Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and the fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes typically are of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

          Consistent with each fund’s investment objective and policies the fund also may invest in other types of asset-backed and receivable-backed securities.

Banking Industry Concentration (Liquid Reserves only)

          Up to 25% of a fund’s assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of a fund’s assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the SEC. Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the subadviser, as that of investing in instruments issued by the branch’s domestic parent.

          Each fund limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. Each fund may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the fund at no time owns certificates of deposit with a principal amount in excess of the amount that is fully insured by FDIC insurance of any one of those issuers.

          Certificates of deposit (“CDs”) are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the funds, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Although fixed time deposits do not have a market, there are no contractual restrictions on each fund’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’ acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

          U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          CDs are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by a fund, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on a fund’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’ acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

          Since the funds may hold investments in non-U.S. bank obligations, an investment in the funds involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the portfolios, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the portfolios. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

          The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the funds may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the “Board of Governors”). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the funds generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

          U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the funds may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

          Non-U.S. banks in whose obligations the funds may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

Borrowings (each fund)

          A fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns. Reverse repurchase agreements may be considered to be a type of borrowing.

          When a fund invests borrowing proceeds in other securities, the fund will be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the borrowing proceeds does not equal or exceed the interest that a fund is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the fund’s return.

          A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares.

          A fund may borrow on a secured or on an unsecured basis. If a fund enters into a secured borrowing arrangement, a portion of the fund’s assets will be used as collateral. During the term of the borrowing, the fund will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a fund may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the portfolio managers’ strategy and result in lower fund returns. The fund would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the fund. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a fund’s exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.

          The 1940 Act requires that a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that a fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Commercial Paper (Liquid Reserves only)

          Commercial paper (including variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs.

Custodial Receipts (Liquid Reserves only)

          Custodial receipts or certificates are underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain U.S. government notes or bonds or on certain municipal obligations. The underwriter of these certificates or receipts typically purchases U.S. government securities or municipal obligations and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Floating Rate and Variable Rate Obligations (Liquid Reserves only)

          Each fund may purchase floating rate and variable rate obligations, including participation interests therein. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. For purposes of determining whether a variable rate instrument held by a fund matures within 397 days from the date of its acquisition, and for purposes of calculating the weighted average maturity of a fund’s portfolio, the maturity of the instrument will be deemed to be the longer of (1) the period required before a fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument’s next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate.

          The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments include participation interests in variable or fixed-rate securities owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying securities may be fixed, the terms of the participation interest may result in the fund receiving a variable rate on its investment.

          Because of the variable rate nature of the instruments, when prevailing interest rates decline a fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a fund’s yield will increase and its shareholders will have reduced risk of capital depreciation.

Demand Instruments (Liquid Reserves only)

          The funds may invest in securities issued as floating- or variable-rate securities subject to demand features (“demand instruments”). Demand instruments usually have a stated maturity of more than one year but contain a demand feature (or “put”) that enables the holder to tender the investment at an exercise price equal to approximately the amortized cost of the instrument plus accrued interest on no more than 30 days’ notice. Variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates. Floating-rate demand instruments provide for automatic adjustment of interest rates whenever a specified interest rate (e.g., the prime rate) changes. The funds currently are permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of 13 months or less, notwithstanding that they may otherwise have a stated maturity in excess of 13 months. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7 of the 1940 Act. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

          Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument’s credit quality and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Accordingly, the credit quality and liquidity of a fund’s investments may be dependent in part on the credit quality of the institutions supporting the fund’s investments and changes in the credit quality of these institutions could cause losses to a fund and affect its share price.

          Variable rate demand instruments include variable rate demand preferred shares or other forms of liquidity protected preferred shares that are issued by closed end investment companies that invest in municipal securities. These preferred shares have a liquidation preference and pay a dividend that is set weekly or at some other interval (typically 28 days) by a remarketing agent or through a similar process that is designed to approximate current prevailing interest rates. A fund, as a holder of one of these instruments, will have the right to tender the securities for remarketing or, if the securities can not be remarketed, to tender the securities to a liquidity provider, in each case at a price equal to its liquidation preference plus accrued dividends. A fund would have no right to tender the shares to the issuer for payment or redemption, and the shares will be not freely transferable. A fund will be subject to the risk that the liquidity provider will not be able to honor its unconditional commitment to purchase the shares.

          See also “Municipal Securities—Demand Instruments.”

Foreign Investments (Liquid Reserves only)

          Investments in securities issued by or provided with credit enhancements by foreign banks or other foreign issuers present certain additional risks. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer.

High Quality Corporate Obligations (Liquid Reserves only)

          Obligations of corporations that are originally issued with a maturity of greater than 397 days and are: (1) rated as long-term debt obligations in the highest rating category by the requisite nationally recognized statistical rating organizations (“NRSROs”)or (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in the highest rating category for short-term debt obligations, or are otherwise comparable to short-term debt obligations having such a rating.

Illiquid Assets (each fund)

          Illiquid assets are assets that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which they are being carried on a fund’s books. These assets include, among others, certain securities that are subject to legal or contractual restrictions on resale, certain derivative products and any repurchase transactions that do not mature within seven days. The fund may not be able to sell illiquid securities and other assets in its portfolio at a time when the sale would be desirable or at a price the fund deems representative of their value. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses.

          Certain restricted securities can be traded freely among qualified purchasers in accordance with Rule 144A under the Securities Act of 1933 (the “1933 Act”). The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is “liquid.” The Board of Trustees (the “Board”) has delegated to the subadviser authority to determine whether particular securities eligible for trading under Rule 144A are and continue to be “liquid.” Investing in these restricted securities could have the effect of increasing the fund’s illiquidity, however, if qualified purchasers become uninterested in buying these securities.

Lending of Securities (each fund)

          Consistent with applicable regulatory requirements and in order to generate income, a fund may lend its securities to broker/dealers and other institutional borrowers. Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. government obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a fund would be invested in high quality short-term instruments, or in one or more funds maintained by the lending agent for this purpose. During the term of the loan, a fund will continue to have investment risk with respect to the security loaned, as well as risk with respect to the investment of the cash collateral. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would also receive any income generated by the fund’s investment of the collateral (subject to a rebate payable to the borrower and a percentage of the income payable to the lending agent). Where the borrower provides a fund with collateral other than cash, the borrower is also obligated to pay the fund a fee for use of the borrowed securities. A fund would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the subadviser to be of good standing, and when, in the judgment of the subadviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a fund could suffer loss if the loan is terminated and the fund is forced to liquidate investments at a loss in order to return the cash collateral to the buyer. If a fund does lend securities, it is not intended that the value of the securities loaned by the fund would exceed 33⅓% of the value of its net assets.

          The funds do not currently intend to engage in securities lending.

Money Market Instruments Generally (each fund)

          Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be purchased at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities (which are backed by pools of mortgages, loans or accounts receivable such as car installment or credit card receivables) and repurchase agreements. Asset-backed commercial paper typically is issued by structured investment vehicles or other conduits and refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed-upon interest rate.

Mortgage-Backed Securities (Liquid Reserves only)

          Interest and principal payments on mortgage-backed securities (“MBS”) are typically made monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates. Accordingly, amounts available for reinvestment by a fund are likely to be greater during a period of relatively low interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. MBS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Municipal Securities (Liquid Reserves only)

          Municipal securities (which are also referred to herein as “municipal obligations” or “municipal bonds”) generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) or other qualifying issuers, participations or other interests in these securities and other related investments. The interest paid on municipal securities is excluded from gross income for regular federal income tax purposes, although it may be subject to federal alternative minimum tax. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.

          The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Repurchase Agreements (Liquid Reserves only)

          A fund may enter into repurchase agreements with banks and with certain dealers on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, a fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. All repurchase agreements entered into by a fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to an amount of the repurchase obligation, including interest thereon, and a fund or its custodian shall have control of the collateral, which the subadviser believes will give the applicable fund a valid, perfected security interest in the collateral. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

          Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the funds. A fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the fund exceed 10% of the fund’s total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments. Although a qualifying repurchase agreement generally receives special treatment in the event of the bankruptcy or insolvency of one of the parties, there still may be delays and costs involved in a fund’s or portfolio’s exercising its rights under the agreement.

Reverse Repurchase Agreements (each fund)

          The funds may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by a fund and creates leverage in a fund’s portfolio. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, a fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

          The funds may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, a fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

          During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

          When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

          In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. At the time a fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

Risks Associated With Sources of Liquidity or Credit Support (Liquid Reserves only)

          Issuers of obligations may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts and demand features, and insurance, provided by domestic or foreign entities such as banks and other financial institutions. Changes in the credit quality of the entities providing the enhancement could affect the value of the securities or a fund’s share price. Banks and certain financial institutions are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations under a letter of credit. See also “Banking Industry Concentration.”

Sovereign Debt (Liquid Reserves only)

          Sovereign debt obligations are obligations of, or guaranteed by, non-U.S. governments. Generally, such obligations may be subject to the additional risks described above in connection with the purchase of non-U.S. bank obligations

Structured Instruments (Liquid Reserves only)

          Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker/dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell (“put”) the fund’s interest in the underlying bonds at par plus accrued interest to a financial institution. With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a fund may invest include: (1) tender option bonds (discussed above), (2) swap products, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) partnerships, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Structured instruments may be more volatile, less liquid and more difficult to price accurately than less complex securities or more traditional debt securities.

          These types of instruments raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain of these issues could be resolved in a manner that could adversely impact the performance of a fund.

U.S. Government Securities (each fund, U.S. Treasury Reserves with respect to U.S. Treasury securities only)

          U.S. government securities are obligations issued or guaranteed as to payment of principal and interest by the U.S. government (including Treasury bills, notes and bonds) or by its agencies, authorities, instrumentalities and sponsored entities (such as the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service, the Federal Financing Bank and the Federal National Mortgage Association). U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of these securities may not pay interest but may be issued at a discount. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. government securities in which the funds may invest include those that are issued by entities that are chartered or sponsored by the United States Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. For example, the funds may invest in related securities that are issued by the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) that are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, none of the funds will invest in obligations issued by an instrumentality of the U.S. government unless the subadviser determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the fund. Although the funds invest in U.S. government obligations, an investment in a fund is neither insured nor guaranteed by the U.S. government.

Forward Commitments and When-Issued Securities (Liquid Reserves only)

          A fund may purchase municipal bonds on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the municipal bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment, i.e., delivery of and payment for the securities takes place at a later date. Although the funds will only make commitments to purchase “when-issued” or “forward delivery” securities with the intention of actually acquiring them, the funds may sell these securities before the settlement date if deemed advisable by the subadviser.

          Municipal bonds purchased on a “when-issued” or “forward delivery” basis are subject to changes in value based upon the market’s perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. The value of these securities experiences appreciation when interest rates decline and depreciation when interest rates rise. Purchasing municipal bonds on a “when-issued” or “forward delivery” basis can involve the risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. At the time a fund enters into a “when-issued” or “forward delivery” commitment, the fund will set aside cash or other appropriate liquid securities with a value at least equal to the fund’s obligation under the commitment. A fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

          An increase in the percentage of a fund’s assets committed to the purchase of securities on a “when-issued” basis may increase the volatility of its net asset value.

Diversification

          Liquid Reserves, U.S. Treasury Reserves, Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio are each currently classified as a diversified fund under the 1940 Act. This means that a fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of a fund’s total assets would be invested in securities of that issuer, or (b) a fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, a fund can invest more than 5% of its assets in one issuer. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and only the assets and revenues of such entity back the security, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if only the assets and revenues of the nongovernmental user back that bond, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.

Commodity Exchange Act Registration

          Each fund and portfolio is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the funds, from registration as a “commodity pool operator” with respect to each fund and portfolio under the Commodity Exchange Act, and therefore, are not subject to registration or regulation with respect to each fund and portfolio under the Commodity Exchange Act.

INVESTMENT POLICIES

          Each fund and portfolio has adopted the fundamental and non-fundamental investment policies below for the protection of shareholders. Fundamental investment policies of a fund or portfolio may not be changed without the vote of a majority of the outstanding voting securities of the fund or portfolio, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the fund or portfolio present at a fund or portfolio meeting, if the holders of more than 50% of the voting securities of the fund or portfolio are present or represented by proxy, or (b) more than 50% of the voting securities of the fund or portfolio. The Board may change non-fundamental restrictions at any time.

          Whenever a fund is requested to vote on a change in the fundamental investment policies of a portfolio, the fund will either call a meeting of its shareholders and will vote its shares in the portfolio in accordance with instructions it receives from its shareholders, or vote its shares in a portfolio in the same proportion as the vote of all other investors in the portfolio.

          If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

          Each fund’s and portfolio’s investment objective is non-fundamental.

Fundamental Investment Policies

          Each fund’s and portfolio’s fundamental investment policies are as follows:

          (1) The fund or portfolio may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (2) The fund or portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (3) The fund or portfolio may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (4) The fund or portfolio may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (5) The fund or portfolio may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (6) The fund or portfolio may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (7) The fund or portfolio may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that Liquid Reserves and Liquid Reserves Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

          For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

          With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowing, and thus, subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently no fund or portfolio contemplates borrowing money for leverage, but if a fund or portfolio does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a fund or portfolio to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

          With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent a fund or portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund or portfolio may be considered to be an underwriter under the 1933 Act.

          With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the fund’s manager or a subadviser believes the income justifies the attendant risks. Each fund also will be permitted by this policy to make loans of money, including to other funds. A fund would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent a fund or portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

          With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

          With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a money market fund’s purchases of illiquid securities to 10% of net assets. The policy in (5) above will be interpreted not to prevent a fund and portfolio from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

          With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a money market fund’s purchases of illiquid securities to 10% of net assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities.

          With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The SEC has taken the position that money market funds may reserve the right to invest without limit in obligations of domestic banks without being deemed to concentrate their investments. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. The policy also will be interpreted to give broad authority to a fund and portfolio as to how to classify issuers within or among industries.

          Each fund’s and portfolio’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

          Rule 2a-7 under the 1940 Act may limit a fund’s and portfolio’s ability to engage in a strategy otherwise permitted under the 1940 Act.

Non-Fundamental Investment Policies

          As an operating policy, no fund or portfolio may invest more than 10% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at approximately the value carried on the fund’s or portfolio’s books).

MANAGEMENT

          The business and affairs of each fund and each portfolio are managed by or under the direction of the Board. The Board elects officers who are responsible for the day-to-day operations of each fund and each portfolio and who execute policies authorized by the Board.

          The Trustees, including the Trustees of the funds and portfolios who are not “interested persons” of the funds or portfolios (the “Independent Trustees”) as defined in the 1940 Act, and executive officers of each fund and each portfolio, their years of birth, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the Trustees oversee, and other board memberships the Trustees hold are set forth below. The address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018.

Name and Year of Birth	Position(s) with Fund	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

INDEPENDENT TRUSTEES:

Elliott J. Berv
Born 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005)	[ ]

World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (from 2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (from 2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (from 1998 to 2008)

A. Benton Cocanougher
Born 1938	Trustee	Since 1991

Interim Dean, George Bush School of Government and Public Service, Texas A & M University (since 2009); Dean Emeritus and Professor Emeritus, Mays School of Business, Texas A & M University (since 2004); formerly, Interim Chancellor, Texas A & M University System (from 2003 to 2004); formerly, Special Adviser to the President, Texas A & M University (from 2002 to 2003); formerly, Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (from 1987 to 2001)

				[ ]	None

Jane F. Dasher
Born 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)	[ ]	None

Name and Year of Birth	Position(s) with Fund	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Mark T. Finn
Born 1943	Trustee	Since 1989

Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

				[ ]	None

Rainer Greeven
Born 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	[ ]	Avica, Ltd (industrial and real estate holding) (since 2002)

Stephen Randolph Gross
Born 1947	Trustee	Since 1986

Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (from 1998 to 2003)

[ ]

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

Richard E. Hanson, Jr.
Born 1941	Trustee	Since 1985	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)	[ ]	None

Diana R. Harrington
Born 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	[ ]	None

Susan M. Heilbron
Born 1945	Trustee	Since 1994	Independent Consultant (since 2001); formerly, President, Lacey & Heilbron (communications consulting) (from 1990 to 2002)	[ ]	None

Name and Year of Birth	Position(s) with Fund	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Susan B. Kerley
Born 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisers, LLC (investment consulting) (since 1990)	[ ]	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (95 funds)

Alan G. Merten
Born 1941	Trustee	Since 1990	President, George Mason University (since 1996)	[ ]

Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit
Born 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)	[ ]	None

INTERESTED TRUSTEE AND OFFICER:

R. Jay Gerken, CFA(3)
Born 1951	Trustee, President, Chairman and Chief Executive Officer	Since 2002

Managing Director, Legg Mason & Co., LLC; Chairman of the Board and Trustee/Director of [   ] funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President of LMPFA (since 2006); Chairman, President and Chief Executive Officer (“CEO”) of certain mutual funds associated with Legg Mason, Inc. or its affiliates; President and CEO, Smith Barney Fund Management LLC and Chairman, President and CEO, Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Managing Director of Citigroup Global Markets Inc. (prior to 2006); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (from 2002 to 2005)

				[ ]	Former Trustee, Consulting Group Capital Markets Funds (from 2002 to 2006)

(1)	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

(2)	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason Partners fund complex.

(3)	Mr. Gerken is an “interested person,” as defined in the 1940 Act, because of his position with the manager and/or certain of its affiliates.

Name, Year of Birth and Address	Position(s) with Fund	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past Five Years

ADDITIONAL OFFICERS:

Ted P. Becker Born 1951 620 Eighth Avenue New York, NY 10018	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason (since 2006); Managing Director of Compliance at Legg Mason & Co (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at Citigroup Asset Management (“CAM,” a group of affiliated investment advisers, which included SBFM, Smith Barney Asset Management and CFM and other affiliated investment advisory entities) or its predecessor (2002 to 2005)

David Castano Born 1971 55 Water Street New York, NY 10041	Controller	Since 2007

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Treasurer of Lord Abbett mutual funds (2004 to 2006); formerly, Supervisor at UBS Global Asset Management (2003 to 2004); formerly, Accounting Manager at CAM (prior to 2003)

John Chiota Born 1968 100 First Stamford Place Stamford, CT 06902	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer	Since 2006 Since 2008

Identity Theft Prevention Officer with certain mutual funds associated with Legg Mason & Co. (since 2008); Vice President of Legg Mason & Co. (since 2005); Vice President at CAM (since 2004); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. (since 2006); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)

Robert I. Frenkel Born 1954 100 First Stamford Place Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2005); formerly, Managing Director and General Counsel of Global Mutual Funds for CAM (2000 to 2005); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (since 2003); formerly, Secretary of CFM (2001 to 2004)

Frances M. Guggino Born 1957 55 Water Street New York, NY 10041	Treasurer and Chief Financial Officer	Since 2004

Director of Legg Mason & Co. (since 2005); formerly, Director at CAM (1992 to 2005); Treasurer and/or Controller of certain funds associated with Legg Mason & Co. (since 2005); formerly, Treasurer and/or Controller of certain funds associated with CAM (1992 to 2005)

Jeanne M. Kelly Born 1951 620 Eighth Avenue New York, NY 10018	Senior Vice President	Since 2007

Managing Director, Legg Mason & Co., LLC (since 2005); Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); formerly, Director—Global Fund Administration, CAM (1996 to 2005)

Name, Year of Birth and Address	Position(s) with Fund	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past Five Years

Thomas C. Mandia Born 1962 100 First Stamford Place Stamford, CT 06902	Assistant Secretary	Since 2000

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); formerly, Managing Director and Deputy General Counsel for CAM (1992 to 2005); Assistant Secretary of certain mutual funds associated with Legg Mason & Co.

Matthew Plastina Born 1970 55 Water Street New York, NY 10041	Controller	Since 2007

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Vice President of Legg Mason or its predecessor (1999 to 2008); formerly, Assistant Controller of certain mutual funds associated with Legg Mason (2002 to 2007)

(1)	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

(2)	Indicates the earliest year in which the officer took office for any funds in the Legg Mason Partners fund complex.

          Officers of the funds and portfolios receive no compensation from the funds or portfolios, although they may be reimbursed by the funds or portfolios for reasonable out-of-pocket travel expenses for attending Board meetings.

          The Board has four standing committees: the Audit Committee, Nominating and Governance Committee (referred to as the Nominating Committee), Investment and Performance Committee (referred to as the Performance Committee) and Pricing Committee. Each of the Audit, Nominating and Performance Committees is composed of all of the Independent Trustees. The Pricing Committee is composed of the Chairman of the Board and one Independent Trustee.

          The Audit Committee oversees, among other things, the scope of each fund’s audit, the fund’s accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of each fund, and the qualifications and independence of each fund’s independent registered public accounting firm. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of each fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.

          The Nominating Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Nominating Committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

          The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the Nominating Committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;
•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;
•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

•

the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	the character and integrity of the person; and
•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Trust, as applicable.

          The Performance Committee is charged with, among other things, reviewing investment performance. The Performance Committee also assists the Board in fulfilling its responsibility for the review and negotiation of the funds’ investment management and subadvisory arrangements.

          The Pricing Committee is charged with determining the fair value prices for securities when required.

          The portfolios are also governed by a Board, which has the same committees as the funds’ Board.

          The Trust’s Board oversees all of the fixed income-type funds in the fund complex. The Board met [   ] times during the funds’ and portfolios’ fiscal year ended August 31, 2009. The Audit, Nominating, Performance and Pricing Committees met [   ], [   ], [   ] and [   ] times, respectively, during the funds’ and portfolios’ last fiscal year.

          The following table shows the amount of equity securities owned by the Trustees in each fund and other investment companies in the fund complex supervised by the Trustees as of December 31, 2008.

Name of Trustee	Dollar Range of Equity Securities in Liquid Reserves	Dollar Range of Equity Securities in U.S. Treasury Reserves	Aggregate Dollar Range of Equity Securities in Registered Investment Companies Overseen by Trustee

Independent Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
Stephen Randolph Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Interested Trustee
R. Jay Gerken

          As of December [   ], 2009, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the funds’ manager, subadviser or distributor, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager, subadviser or distributor of the funds.

          Information regarding compensation paid by each fund to its Board is set forth below. The Independent Trustees receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the funds for his service as Trustee, but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

          Each fund pays a pro rata share of the Trustee fees based upon asset size. Each fund currently pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $160,000, plus $20,000 for each regularly scheduled Board meeting attended in person and $2,500 for certain telephonic Board and committee meetings in which that Trustee participates. The lead Independent Trustee receives an additional $25,000 per year and the Chairs of the Audit Committee and Performance Committee each receives an additional $15,000 per year.

          The Trustees took office in April 2007. Information regarding compensation paid to the Trustees is shown below.

Name of Trustee	Aggregate Compensation from Liquid Reserves for Fiscal Year Ended 08/31/09		Aggregate Compensation from U.S. Treasury Reserves for Fiscal Year Ended 08/31/09		Total Pension or Retirement Benefits Paid as Part of Fund Expenses for Fiscal Year Ended 08/31/09(1)		Total Compensation from Fund Complex Paid to Trustee for Calendar Year Ended 12/31/08		Number of Portfolios in Fund Complex Overseen by Trustee for Fiscal Year Ended 08/31/09

Independent Trustees
Elliott J. Berv	$		$		$		$		[ ]
A. Benton Cocanougher	$		$		$		$		[ ]
Jane F. Dasher	$		$		$		$		[ ]
Mark T. Finn	$		$		$		$		[ ]
Rainer Greeven	$		$		$		$		[ ]
Stephen Randolph Gross	$		$		$		$		[ ]
Richard E. Hanson, Jr.	$		$		$		$		[ ]
Diana R. Harrington	$		$		$		$		[ ]
Susan M. Heilbron	$		$		$		$		[ ]
Susan B. Kerley	$		$		$		$		[ ]
Alan G. Merten	$		$		$		$		[ ]
R. Richardson Pettit	$		$		$		$		[ ]
Interested Trustee
R. Jay Gerken		$0		$0		$0		$0	[ ]

(1)	Pursuant to prior retirement plans, the funds made payments to former trustees for the fiscal year ended August 31, 2009 of $[ ] and $[ ] for Liquid Reserves and U.S. Treasury Reserves, respectively.

(2)	Mr. Gerken was not compensated for his services as Trustee because of his affiliation with the manager.

          As of December [   ], 2009, the Trustees and officers of the funds, as a group, owned less than 1% of each fund.

          To the knowledge of the funds, as of December [   ], 2009, the following shareholders owned or held of record 5% or more, as indicated, of the outstanding voting securities of the applicable class of each fund:

Fund	Class	Shareholder Name & Address	Percentage of Shares

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

          Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as investment manager to the funds and the portfolios and provides certain oversight services to the funds and the portfolios, in each case pursuant to an investment management agreement (each, a “Management Agreement”). LMPFA is a wholly-owned subsidiary of Legg Mason.

          The manager has agreed, under each Management Agreement, subject to the supervision of the fund’s or portfolio’s Board, to provide the fund or portfolio with investment research, advice, management and supervision, furnish a continuous investment program for the fund’s or portfolio’s portfolio of securities and other investments consistent with the fund’s or portfolio’s investment objectives, policies and restrictions, and place orders pursuant to its investment determinations. The manager is permitted to enter into contracts with subadvisers or subadministrators, subject to the Board’s approval. The manager has entered into subadvisory agreements, as described below.

          As compensation for services performed, facilities furnished and expenses assumed by the manager, each fund and portfolio pays the manager a fee computed daily at an annual rate of the fund’s or portfolio’s average daily net assets as described below. The manager also performs administrative and management services as reasonably requested by each fund or portfolio necessary for the operation of the fund or portfolio, such as (i) supervising the overall administration of each fund or portfolio, including negotiation of contracts and fees with, and monitoring of performance and billings of, the fund’s or portfolio’s transfer agents, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining each fund’s or portfolio’s existence; and (v) maintaining the registration or qualification of each fund’s or portfolio’s shares under federal and state laws.

          Each Management Agreement will continue in effect from year to year, provided continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the fund or portfolio (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

          Each Management Agreement provides that the manager may render services to others. Each Management Agreement is terminable without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund or portfolio on not more than 60 days’ nor less than 30 days’ written notice to the manager, or by the manager on not less than 90 days’ written notice to the fund or portfolio, and will automatically terminate in the event of its assignment (as defined in the 1940 Act) by the manager. No Management Agreement is assignable by the Trust except with the consent of the manager.

          Each Management Agreement provides that the manager, its affiliates performing services contemplated by the Management Agreement, and the partners, shareholders, directors, officers and employees of the manager and such affiliates, will not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or for any act or omission in the execution of securities transactions for the fund or portfolio, but the manager is not protected against any liability to the fund or portfolio to which the manager would be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Management Agreement.

          Subject to such policies as the Board of a portfolio or a fund, as applicable, may determine, the manager manages the securities of and makes investment decisions for each portfolio. Currently, advisory services for each of Liquid Reserves and U.S. Treasury Reserves are provided through its corresponding portfolio, but the manager may, if requested by the Trustees, provide advisory services directly to such funds. In addition, the manager provides certain administrative services to each fund and each portfolio under the Management Agreements.

          For its services under each of Liquid Reserves’ and U.S. Treasury Reserves’ Management Agreement, LMPFA receives an investment management fee that is calculated daily and payable monthly of 0.35%, less the amount, if any, of the fund’s share of the management fees payable by the portfolio in which it invests.

          Prior to August 1, 2006, CFM served as the manager of the funds and the portfolios. CFM is also a wholly-owned subsidiary of Legg Mason.

          For the periods below, the funds and portfolios paid investment management fees (after fee waivers and/or expense reimbursements) to the manager as follows:

	Fiscal Year

Fund	2007	2008	2009

Liquid Reserves(1)	$771,697	$880,377	$
Liquid Reserves Portfolio(1)	$43,681,085	$34,276,549	$
U.S. Treasury Reserves(2)	$291,195	$521,229	$
U.S. Treasury Reserves Portfolio(2)	$1,527,313	$9,139,696	$

(1)

For the fiscal years ended August 31, 2007, August 31, 2008, and August 31, 2009, the manager waived advisory fees owed by Liquid Reserves and/or reimbursed fund expenses in the amounts of $[   ], $[   ] and $[   ], respectively. For the fiscal years ended August 31, 2007, August 31, 2008, and August 31, 2009, the manager waived advisory fees owed by Liquid Reserves Portfolio and/or reimbursed fund expenses in the amounts of $[   ], $[   ] and $[   ], respectively.

(2)

For the fiscal years ended August 31, 2007, August 31, 2008, and August 31, 2009, the manager waived advisory fees owed by U.S. Treasury Reserves and/or reimbursed fund expenses in the amounts of $[   ], $[   ] and $[   ], respectively. For the fiscal years ended August 31, 2007, August 31, 2008, and August 31, 2009, the manager waived advisory fees owed by U.S. Treasury Reserves Portfolio and/or reimbursed fund expenses in the amounts of $[   ], $[   ] and $[   ], respectively.

Subadviser

          Western Asset Management Company (“Western Asset” or the “subadviser”) provides the day-to-day portfolio management of each fund and each portfolio as subadviser pursuant to a subadvisory agreement (each, a “Subadvisory Agreement”). Western Asset is a wholly-owned subsidiary of Legg Mason.

          Under each Subadvisory Agreement, subject to the supervision of the Board and the manager, the subadviser regularly provides, with respect to the portion of the fund’s or portfolio’s assets allocated to it by the manager, investment research, advice, management and supervision; furnishes a continuous investment program for the allocated assets consistent with the fund’s or portfolio’s investment objectives, policies and restrictions; and places orders pursuant to its investment determinations. The subadviser may delegate to companies that the subadviser controls, is controlled by, or is under common control with, certain of the subadviser’s duties under a Subadvisory Agreement, subject to the subadviser’s supervision, provided the subadviser will not be relieved of its duties or obligations under the Subadvisory Agreement as a result of any delegation.

          Each Subadvisory Agreement will continue in effect from year to year provided continuance is specifically approved at least annually with respect to a fund or portfolio (a) by the Board or by a majority of the outstanding voting securities of the fund or portfolio (as defined in the 1940 Act) and, (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

          The Board or a majority of the outstanding voting securities of a fund or portfolio (as defined in the 1940 Act) may terminate each Subadvisory Agreement on not more than 60 days’ nor less than 30 days’ written notice to the subadviser without penalty. The subadviser may terminate each Subadvisory Agreement on not less than 90 days’ written notice to the fund or portfolio and the manager without penalty. The manager and the subadviser may terminate the Subadvisory Agreement upon their mutual written consent. Each Subadvisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act) by the subadviser. The manager may not assign the Subadvisory Agreement except with the subadviser’s consent.

          Each Subadvisory Agreement provides that the subadviser, its affiliates performing services contemplated by the Subadvisory Agreement, and the partners, shareholders, directors, officers and employees of the subadviser and such affiliates will not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution of securities transactions for the fund or portfolio, but the subadviser is not protected against any liability to the fund or portfolio or the manager to which the subadviser would be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Subadvisory Agreement.

          As compensation for its services, including the services of any consultants retained by the subadviser, the manager pays to the subadviser a fee equal to 70% of the management fee paid to the manager by each fund or portfolio, net of any waivers and expense reimbursements. For the fiscal year ended August 31, 2009, the manager paid fees to the subadviser equal to $[   ] and $[   ] for its services relating to the Liquid Reserves and U.S. Treasury Reserves, respectively. For the fiscal year ended August 31, 2009, the manager paid fees to the subadviser equal to $[   ] and $[   ] for its services relating to the Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively.

Expenses

          In addition to amounts payable under the Management Agreement and, with respect to each fund, the 12b-1 Plan (as discussed below), each fund and each portfolio is responsible for its own expenses, including, among other things, interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organizational costs of the fund or portfolio; costs (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the fund’s or portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the fund’s or portfolio’s shares and servicing shareholder accounts; expenses of registering and qualifying the fund’s or portfolio’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the fund’s shareholders or the portfolio’s investors; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the fund or portfolio; Board fees; audit fees; travel expenses of officers, members of the Board and employees of the fund or portfolio, if any; the fund’s or portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the fund or portfolio and its officers, Board members and employees; and litigation expenses and any nonrecurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the fund or portfolio is a party and the legal obligation which the fund or portfolio may have to indemnify the fund’s or portfolio’s Board members and officers with respect thereto.

          Management may agree to implement an expense cap or limitation, waive fees and/or reimburse operating expenses for one or more classes of shares, either through contractual or voluntary arrangements. Any such expense caps, waivers and/or reimbursements are described in the funds’ and portfolios’ Prospectuses. The contractual and voluntary expense caps, fee waivers and/or reimbursements do not cover (a) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; (b) extraordinary expenses, such as any expenses or charges related to litigation, derivative actions, demands related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of a fund, portfolio or class or the acquisition of all or substantially all of the assets of another fund or class; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of a fund or class, or a meeting of investors of a portfolio (except to the extent relating to routine items such as the election of board members or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time. Voluntary arrangements and certain contractual arrangements do not cover interest expenses.

          These arrangements may be reduced or terminated in certain circumstances.

          In order to implement an expense cap or limitation, the manager will, as necessary, forgo management fees or reimburse operating expenses. However, the manager is permitted to recapture amounts forgone or reimbursed by the manager to the fund or portfolio during the same fiscal year if the fund’s or portfolio’s total annual operating expenses have fallen to a level below the expense cap or limitation. In no case will the manager recapture any amount that would result, on any particular business day of the fund or portfolio, in the fund’s or portfolio’s total annual operating expenses exceeding the expense cap or limitation.

Distributor

          LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as the sole and exclusive distributor of each fund pursuant to a written agreement (as amended, the “Distribution Agreement”). For the period from December 1, 2005 to November 30, 2007, Citigroup Global Markets Inc. (“CGMI”) served as co-distributor of each fund, along with LMIS. Prior to December 1, 2005, CGMI served as distributor of each fund.

          Under the Distribution Agreement, the distributor is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each fund. The distributor offers the shares on an agency or “best efforts” basis under which a fund issues only the number of shares actually sold. Shares of each fund are continuously offered by the distributor.

          The Distribution Agreement is renewable from year to year with respect to a fund if approved (a) by the Board or by a vote of a majority of the fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.

          The Distribution Agreement is terminable with respect to any fund without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund, or by the distributor on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). The Distribution Agreement will automatically and immediately terminate in the event of its assignment.

          LMIS also serves as exclusive Placement Agent with respect to each portfolio.

          LMIS may be deemed to be an underwriter for purposes of the 1933 Act.

Services and Distribution Plan

          The Trust, on behalf of each fund, has adopted a shareholder services and distribution plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the 12b-1 Plan, a fund may pay monthly fees to LMIS at an annual rate not to exceed the percentage set forth below of the average daily net assets of each fund indicated. Each fund will provide the Board with periodic reports of amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made.

Fund — Class	Total Service and/or Distribution as a Percentage of Daily Net Assets

Liquid Reserves
Class A	0.10%
U.S. Treasury Reserves
Class A	0.10%

          Fees under the 12b-1 Plan may be used to make payments to the distributor, Service Agents and other parties in respect of the sale of shares of the funds, for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than existing shareholders. Each fund also may make payments to the distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of shares and/or shareholder services; provided, however, that the fees paid to a recipient with respect to a particular class that may be used to cover expenses primarily intended to result in the sale of shares of that class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under Financial Industry Regulatory Authority (“FINRA”) Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by FINRA.

          Since fees paid under the 12b-1 Plan are not tied directly to expenses, the amount of the fees paid by a class of a fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan. This type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). Thus, even if the expenses exceed the fees provided for by the 12b-1 Plan, a fund will not be obligated to pay more than those fees and, if expenses incurred are less than the fees paid to the distributor and others, they will realize a profit.

          The 12b-1 Plan recognizes that various service providers to a fund, such as its manager, may make payments for distribution, marketing or sales -related expenses out of their own resources of any kind, including profits or payments received from the funds for other purposes, such as management fees. The 12b-1 Plan provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of a fund, the payments are deemed to be authorized by the 12b-1 Plan.

          Under its terms, the 12b-1 Plan continues in effect for successive annual periods, provided continuance is specifically approved at least annually by vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to it (“Qualified Trustees”). The 12b-1 Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the 12b-1 Plan also must be approved by the Trustees, including the Qualified Trustees, in the manner described above. The 12b-1 Plan may be terminated with respect to a class of the fund at any time, without penalty, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the class (as defined in the 1940 Act).

          The following service and distribution fees were incurred by the funds pursuant to the distribution plan in effect during the last three fiscal years:

	Fiscal Year

Fund	2007	2008	2009

Liquid Reserves	$535,054	$555,389	$
U.S. Treasury Reserves	$197,317	$294,161	$

          For the fiscal year ended August 31, 2009, LMIS incurred the following distribution expenses under the 12b-1 Plan for each fund. Distribution expenses may include compensation of service agents, advertising, printing and mailing of prospectuses, support services and overhead expense.

Fund / Class	Financial Consultant Compensation	Third Party Service Fees	Branch Expenses	Marketing Distribution	Printing	Total

Liquid Reserves	$	$	$	$	$	$
U.S. Treasury Reserves

          In addition, various service providers, including the manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the funds for other purposes, such as management fees.

Dealer Commissions and Concessions

          From time to time, the funds’ distributor or the manager, at their expense, may provide additional commissions, compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the funds. Such concessions provided by the funds’ distributor or the manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer-sponsored events. From time to time, the funds’ distributor or manager may make expense reimbursements for special training of a dealer’ s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA.

Custodian and Transfer Agent

          State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the funds and the portfolios. State Street, among other things, maintains a custody account or accounts in the name of the funds and the portfolios; receives and delivers all assets for the funds and the portfolios upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the funds and the portfolios; and makes disbursements on behalf of the funds and the portfolios. State Street neither determines the funds’ or the portfolios’ investment policies, nor decides which securities the funds and the portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The funds and the portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street may also act as the funds’ and the portfolios’ securities lending agent and in that case would receive a share of the income generated by such activities.

          Boston Financial Data Services, Inc. (the “transfer agent”), located at 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as each fund’s transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for each fund, handles certain communications between shareholders and each fund and distributes dividends and distributions payable by the fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each fund during the month, and is reimbursed for out-of-pocket expenses.

Counsel

          Bingham McCutchen LLP, located at One Federal Street, Boston, Massachusetts 02110, serves as counsel to each fund and Government portfolio.

          Sullivan & Worcester LLP, located at 1666 K Street, N.W., Washington, D.C. 20006, serves as counsel to the Independent Trustees of the funds’ and Government portfolio’s Board.

Independent Registered Public Accounting Firm

          [     ], an independent registered public accounting firm, located at 345 Park Avenue, New York, New York 10154, has been selected to audit and report on each fund’s and Government portfolio’s financial statements and financial highlights for the fiscal year ending May 31, 2010.

Code of Ethics

          Pursuant to Rule 17j-1 of the 1940 Act, the funds, the portfolios, the manager, the subadviser and the distributor each has adopted a code of ethics that permits its personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds or portfolios. All personnel must place the interests of clients first, must not act upon non-public information, must not take inappropriate advantage of their positions, and are required to fulfill their fiduciary obligations. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

          Copies of the Codes of Ethics of the funds, the portfolios, the manager, the subadviser and the distributor are on file with the SEC.

Proxy Voting Policies and Procedures

          Although individual Trustees may not agree with particular policies or votes by the manager or the subadviser, the Board has delegated proxy voting discretion to the manager and/or the subadviser, believing that the manager and/or the subadviser should be responsible for voting because it is a matter relating to the investment decision making process.

          LMPFA delegates the responsibility for voting proxies for each fund and each portfolio to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the funds or portfolios. Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA will utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and a fund or portfolio, the board of directors of LMPFA will consider how to address the conflict and/or how to vote the proxies. LMPFA will maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA will be responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the funds and portfolios as required for the funds and portfolios to comply with applicable rules under the 1940 Act.

          The subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to a fund’s or portfolio’s portfolio securities are voted and are attached as Appendix B to this SAI. Information regarding how each fund or portfolio voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-888-425-6432, (2) on the funds’ website at http://www.leggmason.com/individualinvestors and (3) on the SEC’s website at http://www.sec.gov.

PURCHASE OF SHARES

General

          Investors may purchase shares from a Service Agent. In addition, certain investors may purchase shares directly from a fund. When purchasing shares of a fund, investors must specify the class of shares being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly with the transfer agent are not subject to a maintenance fee.

REDEMPTION OF SHARES

General

          The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets a fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund’s or portfolio’s investments or determination of net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for protection of a fund’s shareholders.

          If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions. The redemption proceeds will be remitted on or before the seventh day following receipt of the redemption request in good order, except as otherwise permitted under the 1940 Act, in extraordinary circumstances. Redemption proceeds for shares purchased by check, other than a certified or official bank check, may take up to ten days. Each service agent is responsible for transmitting promptly orders for its customers.

          The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and should be disclosed to its customers by each Service Agent.

          Additional Information Regarding Telephone Redemption and Exchange Program. Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven days’ prior notice to shareholders.

Involuntary Redemptions of Shares

          Subject to applicable law, the Trustees may cause a shareholder’s shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder’s ownership is not in the best interests of the other shareholders of that fund (for example, in the case of a market timer).

Distributions in Kind

          If the Board determines that it would be detrimental to the best interests of the remaining shareholders of a fund to make a redemption payment wholly in cash, a fund may pay, in accordance with SEC rules, any portion of a redemption by a distribution in kind of fund securities in lieu of cash. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under “Share price” in the Prospectus. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

EXCHANGE PRIVILEGE

General

          The exchange privilege enables shareholders to acquire shares of the same class in another fund offered in the Western Asset/CitiFunds family of funds or Premium shares of Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund when they believe that a shift between funds is an appropriate investment decision. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. The funds’ Prospectus describe the requirements for exchanging shares of the funds.

          Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the fund being acquired at that fund’s then-current net asset value. Each fund reserves the right to reject any exchange request.

Additional Information Regarding the Exchange Privilege

          The funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund and its shareholders. See “Frequent trading of fund shares” in the funds’ Prospectus.

          During times of drastic economic or market conditions, each fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components—redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

          The exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through a Service Agent, their Service Agent to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

VALUATION OF SHARES

          The net asset value per share of each class of the funds is determined on such days and at such time as is set forth in the funds’ Prospectus. Net asset value is calculated for each class of a fund by dividing the value of the fund’s net assets (i.e., the value of its assets attributable to a class, including its investment in its underlying portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is closed for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. As of the date of this SAI, the Securities Industry and Financial Markets Association (SIFMA) recommends an early close to the bond markets on the business day preceding the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

          The value of a portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding fund is determined. The net asset value of a fund’s investment in the corresponding portfolio is equal to the fund’s pro rata share of the total investment of the fund and of other investors in the portfolio less the fund’s pro rata share of the portfolio’s liabilities.

          It is anticipated that the net asset value of each share of each fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the funds employ specific investment policies and procedures to accomplish this result.

          The securities held by a fund or portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value (or deemed market value) of the securities held by a fund or portfolio to deviate more than ½ of 1% from their value determined on the basis of amortized cost, the applicable Board will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the fund or portfolio would receive if the instrument were sold. For purposes of determining the extent of the deviation from amortized cost, in determining the market value of the securities held by a fund or portfolio, the fund will, to the extent permitted by the Staff of the Securities and Exchange Commission, deem those securities with remaining maturities of 60 days or less to have values equal to their values calculated using the amortized cost method, even if the actual market value of these securities is less than amortized cost.

          Pursuant to the rules of the SEC, the funds’ and portfolios’ Trustees have established procedures to stabilize the value of the funds’ and Government portfolio’s net assets within ½ of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed ½ of 1% for a fund or portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the fund or portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.

          Because of the short-term maturities of the portfolio investments of each fund and each portfolio, the funds and portfolios do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the funds’ shareholders and the portfolios’ investors annually after the close of each fund’s and each portfolio’s fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in “Taxes.” Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each fund and each portfolio may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the fund’s or portfolio’s net asset value of $1.00 per share.

          It is expected that each fund and each portfolio will have a positive net income at the time of each determination thereof. If for any reason a fund’s, portfolio’s or a class’ net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a fund’s or portfolio’s expenses exceeded its income, the fund or portfolio would first offset the negative amount with respect to each shareholder account in that fund or class or investor in that portfolio from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the fund or portfolio would reduce the number of outstanding fund shares of that fund, portfolio or class by treating each shareholder or investor as having contributed to the capital of the fund or portfolio that number of full and fractional shares in the shareholder’s or investor’s account which represents the shareholder’s or investor’s share of the amount of such excess. Each shareholder or investor would be deemed to have agreed to such contribution in these circumstances by investment in the fund or portfolio. In addition, even where a fund or portfolio does not have negative income, a fund or portfolio may retain some portion of its income, which would have the effect of increasing its net asset value.

PORTFOLIO TRANSACTIONS

          Subject to such policies as may be established by the Board from time to time, the subadviser is primarily responsible for each fund’s and each portfolio’s portfolio decisions and the placing of each fund’s and each portfolio’s portfolio transactions with respect to assets allocated to the subadviser.

          Pursuant to the Subadvisory Agreements, the subadviser is authorized to place orders pursuant to its investment determinations for a fund or a portfolio either directly with the issuer or with any broker or dealer, foreign currency dealer, futures commission merchant or others selected by it. The general policy of the subadviser in selecting brokers and dealers is to obtain the best results achievable in the context of a number of factors which are considered both in relation to individual trades and broader trading patterns, including the reliability of the broker/dealer, the competitiveness of the price and the commission, the research services received and whether the broker/dealer commits its own capital.

          In connection with the selection of brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a fund or portfolio and/or the other accounts over which the subadviser or its affiliates exercise investment discretion. The subadviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a fund or portfolio which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the subadviser and its affiliates have with respect to accounts over which they exercise investment discretion. The subadviser may also have arrangements with brokers pursuant to which such brokers provide research services to the subadviser in exchange for a certain volume of brokerage transactions to be executed by such broker. While the payment of higher commissions increases a fund’s or portfolio’s costs, the subadviser does not believe that the receipt of such brokerage and research services significantly reduced its expenses as a fund’s subadviser. Arrangements for the receipt of research services from brokers may create conflicts of interest.

          Research services furnished to the subadviser by brokers who effect securities transactions for a fund or portfolio may be used by the subadviser in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the subadviser by brokers who effect securities transactions for other investment companies and accounts which the subadviser manages may be used by the subadviser in servicing a fund. Not all of these research services are used by the subadviser in managing any particular account, including the funds and portfolios.

          Debt securities purchased and sold by a fund or portfolio generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund or portfolio will pay a spread or commission in connection with such transactions.

          In certain instances there may be securities that are suitable as an investment for a fund or for a portfolio as well as for one or more of the subadviser’s other clients. Investment decisions for a fund, for a portfolio and for the subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security.

          Under the subadviser’s procedures, portfolio managers and their trading desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account managed by the subadviser. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. In other cases, however, the ability of the fund or account to participate in volume transactions will produce better executions for the fund or account. Certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts).

          For the fiscal year ended August 31, 2009, the funds did not direct any amounts to brokerage transactions related to research services and did not pay any brokerage commissions related to research services.

          As of December 1, 2007, CGMI no longer serves as a distributor of the funds.

Aggregate Brokerage Commissions Paid

          [For the fiscal years ended August 31, 2007, August 31, 2008 and August 31, 2009, no fund paid any brokerage commissions for portfolio transactions.]

          [LMIS is an underwriter of the funds under the 1940 Act. For the fiscal years ended August 31, 2007, August 31, 2008 and August 31, 2009, no fund paid any brokerage commissions to LMIS or its affiliates.]

          [During the fiscal year ended August 31, 2009, no fund held securities issued by the fund’s regular broker/dealers.]

DISCLOSURE OF PORTFOLIO HOLDINGS

          For funds in the Legg Mason Partners family of funds, the funds’ boards have adopted policies and procedures developed by the funds’ manager with respect to the disclosure of a fund’s portfolio securities and any ongoing arrangements to make available information about the fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund’s portfolio holdings is in the best interests of the fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of the manager, the distributor or their affiliates be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund’s portfolio holdings may not be shared with non-Legg Mason employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

          The manager’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. LMPFA believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

          Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-Legg Mason employees with simultaneous public disclosure at least 25 days after calendar-quarter end, except in the case of a money market fund’s holdings, which may be released with simultaneous public disclosure at least 25 days after month-end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end, and/or posting the information to Legg Mason’s or the funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

          The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1.	A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.

A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.

A fund’s sector weightings, yield and duration (for fixed-income and money market funds), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.

A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its Independent Trustees, and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

          Under the policy, if information about a fund’s portfolio holdings is released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. None of the funds, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by the funds’ board.

          The approval of the funds’ Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions to the policies are reported annually to each fund’s board.

          Generally, the funds and portfolios disclose their complete portfolio holdings approximately 25 days after calendar month-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors. As an exception to the policy, a fund or portfolio may disclose its complete portfolio holdings earlier on that website.

          Set forth below is a list, as of March 31, 2009, of those parties with whom the manager, on behalf of each fund and each portfolio, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination

State Street Bank & Trust Co. (Fund Custodian and Accounting Agent)	Daily	None
Risk Metrics Group (formerly Institutional Shareholders Services) (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Days after Quarter End
Lipper	Quarterly	25 Days after Quarter End
S&P	Quarterly	25 Days after Quarter End
Morningstar	Quarterly	25 Days after Quarter End
Thomson/Vestek	Daily	None
Factset	Daily	None
The Bank of New York Mellon	Daily	None
Thomson	Semi-annually	None
SunGard/Protogent (formerly Dataware)	Daily	None
ITG	Daily	None

          Portfolio holdings information for a fund or portfolio may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
RogersCasey (equest)	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End
Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 Business Days following the end of a Quarter
Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 Business Days following the end of a Quarter
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	6-8 Business Days
Fitch	Monthly	6-8 Business Days
Liberty Hampshire	Weekly and Month End	None
SunTrust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 Days after Quarter End
Evaluation Associates	Quarterly	25 Days after Quarter End
Watson Wyatt	Quarterly	25 Days after Quarter End
S&P (Rating Agency)	Weekly Tuesday Night*	1 Business Day*
Moody’s (Rating Agency)	Monthly*	6-8 Business Days*

Electra Information Systems	Daily	None
Cabot Research	Weekly	None
Goldman Sachs	Daily	None
Chicago Mercantile Exchange	Daily	None
Canterbury Consulting	Quarterly	25 Days after Quarter End
Broadridge	Daily	None
DST International	As necessary	Varies
Interactive Data Corp.	Daily	None
Citigroup Global Markets Inc.	Daily	None

* For a money market fund, the frequency of the release of information to this recipient may be weekly and there may be no delay in the release of the information.

          The funds’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties who have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, the subadviser may manage accounts other than a fund that have investment objectives and strategies similar to those of the fund. Because these accounts may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account may be able to infer the portfolio holdings of the fund from the portfolio holdings in the investor’s account.

TAXES [To Be Updated]

          The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in a fund may have on their own tax situations.

          Each of the funds has elected to be treated and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund’s gross income, the amount of fund distributions and the composition of the fund’s portfolio assets. Provided all such requirements are met and all of a fund’s net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the fund. If a fund should fail to qualify as a regulated investment company for any year, the fund would incur a regular corporate federal and state income tax upon its taxable income and fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.

          Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves’ effective rate of foreign tax in advance since that rate depends upon the proportion of the Liquid Reserves Portfolio’s assets ultimately invested within various countries.

          Because each fund expects to earn primarily interest income, it is expected that no fund distributions will qualify for the dividends received deduction for corporations. For the same reason, the funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates.

THE TRUST

          The certificate of trust to establish Legg Mason Partners Premium Money Market Trust was filed with the State of Maryland on October 4, 2006. As of April 16, 2007, each fund was redomiciled as a series of the Trust. Immediately prior to such redomiciliation, each fund was reorganized on April 16, 2007 as a series of CitiFunds Premium Trust, a Massachusetts business trust.

          Prior to April 16, 2007, the funds were series of CitiFunds Premium Trust, a business trust organized under the laws of the Commonwealth of Massachusetts. Prior to January 1, 2001, Liquid Reserves and U.S. Treasury Reserves were called CitiFunds Premium Liquid Reserves and CitiFunds Premium U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively.

          Each fund is an open-end, management investment company.

          The Trust is a Maryland business trust. A Maryland business trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of the business trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the trust’s declaration of trust. Some of the more significant provisions of the Trust’s declaration of trust (the “Declaration”) are described below.

          Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

          A fund is not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares.

          Election and Removal of Trustees. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

          Amendments to the Declaration. The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

          Issuance and Redemption of Shares. A fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

          Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.

          Small Accounts. The Declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

          Series and Classes. The Declaration provides that the Trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class.

          Each share of a fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

          Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of a fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. The fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity of Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. A Trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a Trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Declaration limits a Trustee’s liability to the Trust or any shareholder to the full extent permitted under current Maryland law by providing that a Trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

          The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, audit committee financial expert or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

          Derivative Actions. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Declaration also requires that shareholders owning shares representing at least 5% of the voting power of the affected funds must join in bringing the derivative action. The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the funds. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the funds’ costs, including attorneys’ fees.

          The Declaration further provides that the funds shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the funds are obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the funds be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

          Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, in which Liquid Reserves and U.S. Treasury Reserves, respectively, invest, are series of Master Portfolio Trust, a Maryland business trust and is also governed by a declaration of trust similar to the Declaration. Whenever a vote is submitted to a portfolio’s investors, the fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a fund will vote its shares in the portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a fund could vote its shares in the portfolio in proportion to the vote of all the other investors in the portfolio.

LEGAL MATTERS

          Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI, a former distributor of each fund and other affiliated funds (collectively, the “Funds”), and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the identified Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

                    On December 3, 2007, the court granted Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U. S. Court of Appeals for the Second Circuit..

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI, a former distributor of the funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order found that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also found that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          The funds are not Affected Funds and therefore did not implement the transfer agent arrangements described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described above. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

* * *

          The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

FINANCIAL STATEMENTS

          The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities as of August 31, 2009, Statement of Operations for the year ended August 31, 2009, Statement of Changes in Net Assets for each of the years in the two-year period ended August 31, 2009, Financial Highlights for each of the years in the five-year period ended August 31, 2009, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of Liquid Reserves Portfolio (Schedule of Investments as of August 31, 2009, Statement of Assets and Liabilities as of August 31, 2009, Statement of Operations for the year ended August 31, 2009, Statement of Changes in Net Assets for each of the years in the two-year period ended August 31, 2009, Financial Highlights for each of the years in the five-year period ended August 31, 2009, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this SAI (Filed on _________, 2009; Accession Number _________).

          The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities as of August 31, 2009, Statement of Operations for the year ended August 31, 2009, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2009, Financial Highlights for each of the years in the five-year period ended August 31, 2009, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Schedule of Investments as of August 31, 2009, Statement of Assets and Liabilities as of August 31, 2009, Statement of Operations for the year ended August 31, 2009, Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 2009, Financial Highlights for each of the years in the five-year period ended August 31, 2009, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this SAI (Filed on _________, 2009; Accession Number _________).

APPENDIX A

DESCRIPTION OF RATINGS

          The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Description of Moody’s Investors Service, Inc.’s Long-Term Corporate Obligation Ratings:

          Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

          Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

          Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

          A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

          Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

          Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

          B—Obligations rated B are considered speculative and are subject to high credit risk.

          Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

          Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

          C—Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

          Note: Moody’s appends numerical modifiers “1”, “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s US Municipal and Tax-Exempt Ratings:

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale.

Description of Moody’s Investors Service, Inc.’s US Municipal Long-Term Debt Ratings:

          Municipal Ratings are based upon the analysis of five primary factors relating to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

          Aaa—Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Aa—Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          A—Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Baa—Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Ba—Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          B—Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Caa—Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Ca—Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          C—Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Moody’s appends numerical modifiers “1”, “2” and “3” to each generic rating category from “Aa” through “Caa.” The modifier “1” indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s US Municipal Short-Term Debt And Demand Obligation Ratings:

Description of Moody’s Investors Service, Inc.’s Short-Term Obligation Ratings:

          There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels-MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation.

          MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

          MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

          MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

          SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Investors Service, Inc.’s Demand Obligation Ratings:

          In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

          When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

          VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Moody’s Investors Service, Inc.’s Short-Term Ratings:

          Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

          Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

          P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

          P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

          P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

          NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

          Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Standard & Poor’s Ratings Group’s Long-Term Issue Credit Ratings:

          Issue credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

          Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

          AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

          AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

          A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

          BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          BB, B, CCC, CC, and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

          B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

          CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

          C—A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

          D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

          Plus (+) or Minus (–): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

          N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Description of Standard & Poor’s Ratings Group’s Short-Term Issue Credit Ratings:

          Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity date of no more than 365 days—including commercial paper.

          A-1—A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment is extremely strong.

          A-2—A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

          A-3—A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          B—A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

          B-1—A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

          B-2—A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

          B-3—A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

          C—A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          D—A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Description of Standard & Poor’s Ratings Group’s Active Qualifiers (Currently applied and/or outstanding)

          i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

          L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

          p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

          pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

          pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

          preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. (1) Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. (2) Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

          t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

          unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Description of Standard & Poor’s Ratings Group’s Municipal Ratings Definitions:

Description of Standard & Poor’s Ratings Group’s Short-Term Notes Ratings:

          A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: (1) amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (2) source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

          Note rating symbols are as follows:

          SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3—Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Ratings Group’s Dual Ratings:

          Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short term rating symbols for the put option (for example, “AAA/A-1+”). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, “SP-1+/A-1+”).

Description of Fitch Ratings’ Long-Term Credit Ratings:

          Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies are generally assigned Issuer Default Ratings (“IDRs”). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

          In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings web-site.

          AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events

          AA—Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A—High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

          BBB—Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

          BB—Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

          B—Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

          CCC—Substantial credit risk. Default is a real possibility.

          CC—Very high levels of credit risk. Default of some kind appears probable.

          C—Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include: (1) the issuer has entered into a grace or cure period following non-payment of a material financial obligation; (2) the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; and (3) Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

          RD—Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include: (1) the selective payment default on a specific class or currency of debt; (2) the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; (3) the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and (4) execution of a coercive debt exchange on one or more material financial obligations.

          D—Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

          Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

          “Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

          In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

          Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Long-Term IDR categories below ‘B’.

Description of Fitch Ratings’ Short-Term Credit Ratings:

          A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

          F1—Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

          F2—Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

          F3—Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

          B—Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

          C—High short-term default risk. Default is a real possibility.

          RD—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

          D—Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Notes to Fitch Ratings’ Long-Term and Short-Term Credit Ratings:

          Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first if circumstances warrant such an action.

          A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved, or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

          Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (‘CCC’, ‘CC’ and ‘C’) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

          Rating Outlooks: Rating Outlooks indicate the direction a rating is likely to move over a one to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

          Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance, to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales, and to the ratings of structured finance transactions. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the ‘CCC’, ‘CC’ and ‘C’ categories. Defaulted ratings typically do not carry an Outlook.

          Expected Ratings: Where a rating is referred to as “expected”, alternatively referred to as “expects to rate” or suffixed as (EXP), this indicates that a full rating has been assigned based upon the agency’s expectations regarding final documentation, typically based upon a review of the final draft documentation provided by the issuer. No other conditionality pertains to an expected rating. While expected ratings typically convert to final ratings within a short time, as determined by the issuer’s decisions regarding timing of transaction closure, in the period between assignment of an expected rating and a final rating, expected ratings may be raised, lowered or placed on Rating Watch, as with final ratings.

          Program Ratings: Program ratings assigned to corporate and public finance note issuance programs (e.g. medium-term note programs) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

          Interest-Only Ratings: Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

          Principal-Only Ratings: Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date.

          Rate of Return Ratings: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

          Paid-In-full: This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated.

          NR: Fitch Ratings does not publicly rate the issuer or issue in question.

          Withdrawn: The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WD’.

APPENDIX B

WESTERN ASSET MANAGEMENT COMPANY PROXY VOTING POLICIES AND PROCEDURES

Background

          Western Asset Management Company (“Western Asset”) has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

          In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates regarding the voting of any securities owned by its clients.

Policy

          Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

Procedures

Responsibility and Oversight

          The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

          Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

          Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

          Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.

Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.

If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.

Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.

f.	Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

          Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

          Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

          Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

          Part II of the Western Asset Form ADV contains a description of Western Asset’s proxy policies. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

          All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.

Whether Western Asset (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.

Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

          Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

          Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

          The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.

Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.

Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

          SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

          Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.

Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.

Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

          In the event Western Asset is required to vote on securities held in foreign issuers—i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.

Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.

Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

PART C

Other Information

Item 28. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 33-28844 and 811-5812).

(a)

(1) Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 13, 2007 (“Post-Effective Amendment No. 25”).

(2) Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 25.

(b)	By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 25.

(c)	Not Applicable

(d)

(1) Management Agreement between the Registrant, on behalf of Citi Premium Liquid Reserves, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 7, 2007 (“Post-Effective Amendment No. 26”).

(2) Management Agreement between the Registrant, on behalf of Citi Premium U.S. Treasury Reserves, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 26.

(3) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Citi Premium Liquid Reserves, is incorporated herein by reference to Post-Effective Amendment No. 26.

(4) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Premium U.S. Treasury Reserves, is incorporated herein by reference to Post-Effective Amendment No. 26.

(e)	(1) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 21.

(2) Letter Agreement amending the Distribution Agreements with LMIS dated April 5, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26.

(f)

(1) Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post-Effective Amendment No. 20”).

(2) Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006 (“Post-Effective Amendment No. 23”).

(g)	(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26.

(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26.

(h)

(1) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent dated March 16, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26.

(2) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21.

(i)

(1) Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 29, 1996 and Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 29, 1996 (collectively, “Post-Effective Amendment Nos. 7 & 8”).

(2) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated herein by reference to Post-Effective Amendment No. 25.

(j)	(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 25.

(3) Power of Attorney dated July 31, 2008 is incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 24, 2008 (“Post-Effective Amendment No. 27”).

(4) Power of Attorney with respect to Master Portfolio Trust dated February 12, 2008 is incorporated by reference to Post-Effective Amendment No. 27.

(k)	Not Applicable.

(l)	Not Applicable.

(m)

Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26.

(n)	Not Applicable.

(o)	Not Applicable.

(p)

(1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 21.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 21.

(3) Code of Ethics of WAM and certain supervised affiliates dated as of July, 2007, is incorporated herein by reference to Post-Effective Amendment No. 27.

Item 29. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 31. Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

     LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

     LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser — Western Asset Management Company

Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of the officers and directors of WAM.

Directors

James W. Hirschmann III
Jeffrey A. Nattans

Officers

Bruce D. Alberts	Chief Financial Officer
Brett B. Canon	Director of Risk Management and Operations
D. Daniel Fleet	President
Daniel E. Giddings	Assistant Secretary
James W. Hirschmann III	Chief Executive Officer
Gavin L. James	Director of Global Client Service and Marketing
Dennis J. McNamara	Director of Portfolio Operations
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance

Following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Officer/Director	Other Offices Held

D. Daniel Fleet	Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Jeffrey A. Nattans	Director, WAM
Vice President, Legg Mason, Inc.
Manager and Vice President, LMIH
Director, WAML
Director, Western Japan
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, Western Singapore

Officer/Director	Other Offices Held

James W. Hirschmann III	Director, WAM
Director, WAML

Following is a list of addresses for Item 31 with respect to WAM:

Barrett Associates, Inc. (“Barrett”)
565 Fifth Avenue
New York, NY 10017

Bartlett & Co. (“Bartlett”)
36 East Fourth Street
Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)
John Hancock Tower
200 Clarendon Street, 49th Floor
Boston, MA 02116

Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8 th Floor
Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)
36 Robinson House, #18
City House
Singapore

Clearbridge Advisors, LLC (“Clear Adv”)
620 Eighth Avenue
New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)
620 Eighth Avenue
New York, NY 10018

Global Currents Investment Management, LLC (“GCIM”)
100 International Drive
Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)
100 International Drive
Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)
100 International Drive
Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)
100 International Drive
Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“GAA”)
300 First Stamford Place, 4th Floor
Stamford, CT 06902

Legg Mason, Inc.
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)
100 International Drive
Baltimore, MD 21202

Legg Mason Investment Counsel, LLC (“LMIC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
399 Park Ave.
New York, NY 10022

Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 International Drive
Baltimore, MD 21202

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)
100 International Drive
Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)
100 International Drive
Baltimore, MD 21202

LMRC II, Inc. (“LMRC II”)
100 International Drive
Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)
100 International Drive
Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022

Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY 10019

Western Asset Management Company (“WAM”)
385 East Colorado Boulevard
Pasadena, CA 91101

Western Asset Management Company Limited (“WAML”)
10 Exchange Square
Primrose Street
London EC2A2EN England

Western Asset Management Company Ltd (“Western Japan”)
36F Shin-Marunouchi Building
5-1 Marunouchi 1-Chome Chiyoda-Ku
Tokyo 100-6536 Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 48
120 Collins Street
GPO Box 507
Melbourne Victoria 3000 Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A2EN England

Western Asset Management Company Pte, Ltd (“Western Singapore”)
1 George Street, #23-01
Singapore 049145

Item 32. Principal Underwriters

Legg Mason Investor Services, LLC (“LMIS”), the distributor of the Registrant, is also a distributor of funds that are series of the following registrants: Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Institutional Trust.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Kimberly Mustin – Co-Managing Director
Matthew Schiffman – Co-Managing Director
George Betzios – Vice President
W. Talbot Daley – Vice President
David J. Eikenberg – Vice President
Mark E. Freemyer – Vice President
Thomas J. Hirschmann – Vice President
Joseph LaRocque – Vice President
Michael P. McAllister – Vice President
Theresa P. McGuire – Vice President
Jeremy O’Shea – Vice President
Joel R. Sauber – Vice President
Robert Shepler – Vice President
Jason Bennett – Chief Financial Officer, Treasurer and Financial Reporting Officer
Joseph M. Furey – General Counsel and Secretary
Erin L. Clark – Assistant Secretary
Vicki Schmelzer – Assistant Secretary
Ronald A. Holinsky – Deputy General Counsel
Stephen A. Scarpino – Anti-Money Laundering Compliance Officer

All Addresses are 100 International Drive, Baltimore, MD 21202.

(c) Not applicable.

Item 33. Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Institutional Trust
55 Water Street
New York, NY 10041

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Subadviser:

(3)	c/o Western Asset Management Company
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5)	PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9699
Providence, RI 02940-9699

(6)	Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

With respect to the Registrant’s Distributor:

(6)	Legg Mason Investor Services, LLC
100 International Drive
Baltimore, MD 21202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 16th day of October, 2009.

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST, on behalf of its series Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves

By:	/s/ R. Jay Gerken

R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

          Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 16, 2009.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer

Frances M. Guggino

/s/ Elliott J. Berv*	Trustee

Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee

A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee

Jane F. Dasher

/s/ Mark T. Finn*	Trustee

Mark T. Finn

/s/ Rainer Greeven*	Trustee

Rainer Greeven

/s/ Stephen R. Gross*	Trustee

Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee

Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee

Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee

Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee

Susan B. Kerley

/s/ Alan G. Merten*	Trustee

Alan G. Merten

/s/ R. Richardson Pettit*	Trustee

R. Richardson Pettit

*By: /s/ R. Jay Gerken

R. Jay Gerken

* Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

          Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Premium Money Market Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the of New York, State of New York on this 16th day of October, 2009.

MASTER PORTFOLIO TRUST, on behalf of its series Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio

By:	/s/ R. Jay Gerken

R. Jay Gerken
President and Principal Executive Officer

       WITNESS our hands on the date set forth below.

          Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 16, 2009.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer

Frances M. Guggino

/s/ Elliott J. Berv*	Trustee

Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee

A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee

Jane F. Dasher

/s/ Mark T. Finn*	Trustee

Mark T. Finn

/s/ Rainer Greeven*	Trustee

Rainer Greeven

/s/ Stephen R. Gross*	Trustee

Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee

Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee

Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee

Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee

Susan B. Kerley

/s/ Alan G. Merten*	Trustee

Alan G. Merten

/s/ R. Richardson Pettit*	Trustee

R. Richardson Pettit

*By: /s/ R. Jay Gerken

R. Jay Gerken

* Attorney-in-Fact, pursuant to Power of Attorney.